UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23686

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

(Exact name of Registrant as specified in charter)
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918

(Address of principal executive offices) (Zip code)
Liana Loyola
Secretary
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(Name and Address of Agent for Service)
Copies to:

Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606
Registrant’s telephone number, including area code: (787)
250-3600
Date of fiscal year end: March 31
Date of reporting period: April 1, 2025 – March 31, 2026

Item 1. Report to Unitholders.
(a)  The following is a copy of the report transmitted to unitholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”).

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
International Portfolio I - Class A - PRANX
This annual shareholder report contains important information about the International Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$186	1.76%

How did the Portfolio perform last year and what affected its performance?
The International equity component of the Portfolio returned 12.3%, gross of fees. The primary sources of relative underperformance came from stocks in the Industrial and Consumer Staple sectors.
The Portfolio holdings in Industrials, representing approximately 20% of the Portfolio, accounted for a sizeable portion of the underperformance. Individual stock laggards were Montaro (Japanese industrial supplies), Grab (Southeast Asia taxi and food deliveries) and Bunzl (European international distributions services). The Portfolio exited Bunzl during the year.
The Portfolio generated positive results in Utilities, Technology, Real Estate and Financials. European banks were the standout performers in the sector.
The Puerto Rico strategy outperformed the International equity component of the Portfolio. The return of the cash and futures contract was 14.6%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
International Portfolio I, Class A - No Load	11.28%	2.81%	3.42%
International Portfolio I, Class A - Load	5.72%	1.76%	2.89%
MSCI EAFE Net Index	21.27%	7.91%	8.38%

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I	Class A

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,116,535

# of Portfolio Holdings	46

Portfolio Turnover Rate	51.83%

Total Advisory Fees Paid	$22,304
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	2.82%

ASML Holding N.V.	2.6%

London Stock Exchange Group, Inc	2.4%

DBS Group Holdings Limited	2.3%

KBC Group NV	2.1%

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I	Class A

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class A - PRAOX
This annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$188	1.75%

How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio had a solid performance during the year returning 18.1%, gross of fees. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war.
The top three performing sectors were Financials, Information Technology and Industrials. Within those sectors the best performing stocks were Micron, Goldman Sachs and Lam Research. Worst performing stocks were Palantir and Carrier.
The top three underperforming sectors were Energy, Consumer Discretionary and Communication Sectors. Stocks contributing to the underperformance included
T-Mobile,
Meta and Nike. Google outperformed.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.3%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Core Portfolio I, Class A - No Load	14.64%	8.60%	11.45%
Large Cap Core Portfolio I, Class A - Load	8.89%	7.49%	10.88%
S&P 500 Total Return Index	17.80%	12.06%	14.16%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class A

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,989,116

# of Portfolio Holdings	45

Portfolio Turnover Rate	55.58%

Total Advisory Fees Paid	$72,946
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	6.92%

Apple, Inc.	6.6%

Alphabet, Inc. Class A	5.8%

Microsoft Corp.	3.7%

Amazon.com, Inc.	3.2%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class A

Portfolio Holdings
Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class L - PRBKX
This annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$188	1.75%

How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio had a solid performance during the year returning 18.1%, gross of fees. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war.
The top three performing sectors were Financials, Information Technology and Industrials. Within those sectors the best performing stocks were Micron, Goldman Sachs and Lam Research. Worst performing stocks were Palantir and Carrier.
The top three underperforming sectors were Energy, Consumer Discretionary and Communication Sectors. Stocks contributing to the underperformance included
T-Mobile,
Meta and Nike. Google outperformed.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.3%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Core Portfolio I, Class L—No Load	14.65%	8.50%	11.18%
S&P 500 Total Return Index	17.80%	12.06%	14.16%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class L

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses
.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,989,116

# of Portfolio Holdings	45

Portfolio Turnover Rate	55.58%

Total Advisory Fees Paid	$72,946
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	6.92%

Apple, Inc.	6.6%

Alphabet, Inc. Class A	5.8%

Microsoft Corp.	3.7%

Amazon.com, Inc.	3.2%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class L

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class A - PRAQX
This annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$183	1.75%

How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 11.0%, gross of fees, during the year. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the fiscal year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war. The war triggered a spike in oil, energy prices and global risk-off sentiment, creating a volatile and negative quarter for many markets.
Overall, the Portfolio generated strong returns, yet it trailed the benchmark. The largest contributors to relative performance included Industrials, Consumer Staples and Energy sectors. The largest detractors were the Information Technology, Financials and Communication Services sectors.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 14.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Growth Portfolio I, Class A - No Load	9.40%	8.36%	12.81%
Large Cap Growth Portfolio I, Class A - Load	3.94%	7.25%	12.23%
Russell 1000 Growth Total Return Index	18.83%	12.76%	16.83%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class A

Growth of an assumed $10,000 investment as of
March
31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$8,537,234

# of Portfolio Holdings	37

Portfolio Turnover Rate	119.57%

Total Advisory Fees Paid	$92,481
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	10.52%

Apple, Inc.	9.5%

Alphabet, Inc. Class C	6.7%

Broadcom, Inc.	5.3%

Microsoft Corp.	4.9%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class A

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class L - PRBNX
This annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$183	1.75%

How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 11.0%, gross of fees, during the year. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the fiscal year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war. The war triggered a spike in oil, energy prices and global risk- off sentiment, creating a volatile and negative quarter for many markets.
Overall, the Portfolio generated strong returns, yet it trailed the benchmark. The largest contributors to relative performance included Industrials, Consumer Staples and Energy sectors. The largest detractors were the Information Technology, Financials and Communication Services sectors.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 14.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Growth Portfolio I, Class L - No Load	9.40%	8.26%	12.53%
Russell 1000 Growth Total Return Index	18.83%	12.76%	16.83%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class L

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$8,537,234

# of Portfolio Holdings	37

Portfolio Turnover Rate	119.57%

Total Advisory Fees Paid	$92,481
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	10.52%

Apple, Inc.	9.5%

Alphabet, Inc. Class C	6.7%

Broadcom, Inc.	5.3%

Microsoft Corp.	4.9%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class L

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I
-
Class A
-
PRAUX
This annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$186	1.76%
(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 13.9%, gross of fees, during the year. The Portfolio’s focus on quality, yield and lower volatility factors led to underperformance versus the index as the market was led by volatility, momentum & growth factors.
An overweight to Information Technology and an underweight to Health Care contributed to relative performance. An underweight to Energy and an overweight to Consumer Staples detracted from performance.
Stocks contributing to performance included shares of Corning, TE Connectivity and Cummins. Stocks that underperformed were led by Progressive Insurance, Paycheck and Nintendo.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio The return of the cash and futures contracts was 9.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Value Portfolio I, Class A - No Load	10.91%	5.68%	8.15%
Large Cap Value Portfolio I, Class A - Load	5.36%	4.60%	7.60%
Russell 1000 Value Total Return Index	15.87%	9.43%	10.58%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class A

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,690,694

# of Portfolio Holdings	29

Portfolio Turnover Rate	15.91%

Total Advisory Fees Paid	$64,549
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)
Corning, Inc.	4.75%

Apple, Inc.	4.3%

Norfolk Southern Corp.	4.1%

Dominion Resources, Inc.	4.0%

Chevron Corp.	3.7%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class A

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I - Class L - PRBOX
This annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$186	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 13.9%, gross of fees, during the year. The Portfolio’s focus on quality, yield and lower volatility factors led to underperformance versus the index as the market was led by volatility, momentum & growth factors.
An overweight to Information Technology and an underweight to Health Care contributed to relative performance. An underweight to Energy and an overweight to Consumer Staples detracted from performance.
Stocks contributing to performance included shares of Corning, TE Connectivity and Cummins. Stocks that underperformed were led by Progressive Insurance, Paycheck and Nintendo.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 9.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns
	as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Value Portfolio I, Class L - No Load	10.91%	5.58%	7.89%
Russell 1000 Value Total Return Index	15.87%	9.43%	10.58%

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class L

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,690,694

# of Portfolio Holdings	29

Portfolio Turnover Rate	15.91%

Total Advisory Fees Paid	$64,549

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.75%

Apple, Inc.	4.3%

Norfolk Southern Corp.	4.1%

Dominion Resources, Inc.	4.0%

Chevron Corp.	3.7%

Top 5 Sectors (% of Net Assets)

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class L

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class A - PRAVX
This annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$178	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 4.8%, gross of fees, during the year. Stock selection and sector allocation were both contributors to underperformance versus the market. Iran conflict sent commodity prices surging in the first quarter of 2026. Having zero exposure to the Energy sector was a material detractor from performance at the end of the fiscal year.
An overweight to Industrials and underweight to Real Estate contributed to performance. In addition to the large underweight in Energy discussed above, an overweight to consumer Staples detracted from performance
In terms of stock selection, best performing stocks included Keysight Technologies, Amphenol and Dollar Tree. After multiple years of strong performance, the market cap of Amphenol exceeded the range for the Portfolio and was sold. Stocks with the worst performance included Copart, Fidelity National Information Services and Avantor.
The Puerto Rico securities strategy outperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.5%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Mid Cap Core Portfolio I, Class A - No Load	3.90%	3.72%	9.43%
Mid Cap Core Portfolio I, Class A - Load	-1.29%	2.67%	8.87%
Russell Midcap Index	15.98%	7.26%	10.91%

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class A

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expe nse
s.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,468,098

# of Portfolio Holdings	32

Portfolio Turnover Rate	12.44%

Total Advisory Fees Paid	$45,946
Top 5 Sectors (% of Net
Assets
)

Top 5 Holdings (% of Net Assets )

AerCap Holdings N.V.	4.76%

Dollar Tree, Inc.	4.4%

Entegris, Inc.	4.2%

Keysight Technologies, Inc.	4.1%

Allison Transmission Holdings, Inc.	3.9%

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class A

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class L - PRBPX
This annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$178	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Fund perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 4.8%, gross of fees, during the year. Stock selection and sector allocation were both contributors to underperformance versus the market. Iran conflict sent commodity prices surging in the first quarter of 2026. Having zero exposure to the Energy sector was a material detractor from performance at the end of the fiscal year.
An overweight to Industrials and
underweight
to Real Estate contributed to performance. In addition to the large underweight in Energy discussed above, an overweight to consumer Staples detracted from performance
In terms of stock selection, bestperformingstocksincluded KeysightTechnologies,Amphenol
and
DollarTree.Aftermultiple years of strong performance, the market cap of Amphenol exceeded the range for the Portfolio and was sold. Stocks with the worst performance included Copart, Fidelity National Information Services and Avantor.
The Puerto Rico securities strategy outperformed
the
U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.5%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Mid Cap Core Portfolio I, Class L - No Load	3.90%	3.62%	9.16%
Russell Midcap Index	15.98%	7.26%	10.91%

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class L

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expe
nses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,468,098

# of Portfolio Holdings	32

Portfolio Turnover Rate	12.44%

Total Advisory Fees Paid	$45,946
Top 5
Sectors
(% of Net Assets)

Top 5 Holdings (% of Net Assets)

AerCap Holdings N.V.	4.76%

Dollar Tree, Inc.	4.4%

Entegris, Inc.	4.2%

Keysight Technologies, Inc.	4.1%

Allison Transmission Holdings, Inc.	3.9%

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class L

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2026

Multi-Select Securities Fund for Puerto Rico Residents
Small Cap Core Portfolio I - Class A - PRAWX
This annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$190	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 18.8%, gross of fees, during the year. Except for the pull back after the tariff announcement in April 2025, the rise in equities was virtually unabated during the fiscal year. Although strong on an absolute basis, the Portfolio’s focus on quality led to underperformance versus the index as the market was led by high beta momentum stocks.
Sectors contributing
to
performance included Technology and Consumer Discretionary. Top performing stocks in those sectors included Tower Semiconductor, Ichor holdings, Advanced Energy Industries and Borg Warner.
Sectors contributing to underperformance were Industrials
and
Healthcare. Stocks underperforming in these sectors include ACV Auctions, Health Stream and Phreesia.
The Puerto Rico securities
strategy
underperformed the U.S. equity component of the Portfolio The return of the cash and futures contracts was 17.5%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Small Cap Core Portfolio I, Class A - No Load	16.06%	2.18%	7.63%
Small Cap Core Portfolio I, Class A - Load	10.25%	1.13%	7.08%
Russell 2000 Total Return Index	25.72%	3.77%	9.88%

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I	Class A

Growth of an assumed $10,000 investment as of March 31, 2026

The performance indicators above
aggregate
the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio St at istics

PORTFOLIO STATISTICS

Total Net Assets	$2,472,293

# of Portfolio Holdings	41

Portfolio Turnover Rate	52.48%

Total Advisory Fees Paid	$23,857
Top 5
Sectors
(% of Net Assets)

Top 5 Holdings (% of Net Assets)

Align Technology, Inc.	2.35%

Latttice Semiconductor Corp.	2.3%

Tower Semiconductor Ltd.	2.2%

Ichor Holdings, Ltd.	2.2%

Atmus Filtration Technologies Inc.	2.1%

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I	Class A

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information a
bout the
Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I	Class A

(b) Not applicable.

Item 2. Code of Ethics.

(a)  Multi-Select Securities Fund for Puerto Rico Residents (the “Fund” or the “Registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b)  No disclosures are required by this Item 2(b).

(c)  The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d)  There have been no waivers granted by the Fund to individuals covered by the Code during the period covered by this Form N-CSR.

(e)  Not applicable.

(f)  A copy of the Code is filed herewith as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)  The Fund’s Board of Directors (the “Board”) has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee.

(a)(2)  Not applicable.

(a)(3)  The Board believes that the Audit Committee members collectively possess the experience and attributes necessary to oversee the Fund’s financial reporting, internal controls and audit process. The Board further believes that the current composition of the Audit Committee is sufficient for the scale and complexity of the Fund’s investments and operations.

Item 4. Principal Accountant Fees and Services.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant.

(a)  Audit Fees. The aggregate fees billed for professional services rendered by E&Y for the audit of the Registrant’s annual financial statements and for services that are normally provided by E&Y in connection with statutory and regulatory filings for the fiscal years ended March 31, 2025, and March 31, 2026, were $123,126 and $127,435, respectively.

(b)  Audit Related Fees. The aggregate fees billed for assurance and related services by E&Y that reasonably relate to the performance of the audit of the Registrant’s financial statements and are not reported as audit fees for the fiscal years ended March 31, 2025, and March 31, 2026, were $42,365 and $11,337, respectively. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the 1940 Act, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii)(C) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)  Tax Fees. The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended March 31, 2025, and March 31, 2026, were $33,408 and $33,408, respectively.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii)(C) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)  All Other Fees. The aggregate fees billed for any other products or services provided by E&Y for the fiscal years ended March 31, 2025, and March 31, 2026, other than the services reported in paragraphs (a) through (c) above were $0 and $0, respectively.

There were no “all other” fees required to be approved pursuant to paragraph (c)(7)(ii)(C) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)  The Fund’s Audit Committee Charter requires that the Audit Committee pre-approve all audit and permissible non-audit services to be provided to the Fund by the Fund’s independent registered public accounting firm; provided, however, that the pre-approval requirement with respect to non-auditing services to the Fund may be waived consistent with the exceptions provided for in the Securities Exchange Act of 1934, as amended (the “1934 Act”).

All the audit and tax services described above for which E&Y billed the Fund fees for the fiscal years ended March 31, 2025, and March 31, 2026, were pre-approved by the Audit Committee. For the fiscal years ended March 31, 2025, and March 31, 2026, the Fund’s Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by E&Y.

(e)(2)  Not applicable.

(f)  Not applicable.

(g)  The aggregate fees billed by E&Y for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended March 31, 2025, and March 31, 2026, other than those disclosed in (c) and (d) above, were $0 and $0, respectively.

(h)  The Audit Committee of the Registrant’s Board considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)  Not applicable.

(b)  Not applicable.

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the Financial Statements included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Registrant’s Financial Statements are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Multi-Select Securities Fund for Puerto Rico Residents

ANNUAL REPORT March 31, 2026

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

Table of Contents

Financial Highlights [Item 7 of Form N-CSR]	1

Schedule of Investments [Item 6 of Form N-CSR]	11

Financial Statements [Item 7 of Form N-CSR]
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26

Notes to Financial Statements [Item 7 of Form N-CSR]	32

Report of Independent Registered Public Accounting Firm [Item 7 of Form N-CSR]	49

Other Information (Unaudited)	50

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form NCSR]
Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

International Portfolio I - Financial Highlights

			Class A Units

			For the fiscal year ended		For the fiscal year ended		For the fiscal year ended		For the fiscal year ended		For the fiscal year ended
			March 31, 2026		March 31, 2025		March 31, 2024		March 31, 2023		March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$10.84		$10.19		$9.27		$9.84		$10.53

Operating		Net investment income (loss)	(0.04)		0.00	**	0.02		0.00	**	(0.04)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.26		0.67		0.90		(0.57)		(0.65)

		Total from investment operations	1.22		0.67		0.92		(0.57)		(0.69)
		Less: Dividends from net investment income to common unitholders	0.00	***	(0.02)		0.00	***	-		-

		Net asset value, end of period	$12.06		$10.84		$10.19		$9.27		$9.84

Total Investment Return: (b)		Based on net asset value per unit ^	11.28%		6.61%		9.95%		(5.79%)		(6.55%)

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%		1.76%		1.76%		1.82%		1.75%
		Gross expenses to average net assets	3.67%		3.42%		4.15%		3.06%		2.78%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.29%)		0.02%		0.22%		0.02%		(0.40%)

Supplemental		Net assets, end of period (in thousands)	$2,117		$2,537		$2,605		$3,040		$3,897

Data:		Portfolio turnover	51.83%		37.63%		41.21%		32.83%		60.95%

	**	Net investment income for the fiscal year ended March 31, 2025, and March 31, 2023, amounted to $0.002 and $0.002, respectively.
	***	Dividends from net investment income to common unitholders for the fiscal years ended March 31, 2026, and March 31, 2024, amounted to $0.003 and $0.002, respectively.
	^	Total investment return excludes the effects of sales charges.
	(a)

Based on average outstanding units of 187,226; 239,481; 277,603; 355,315; and 414,618 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
	(c)

Based on average net assets of $2,230,491, $2,500,315, $2,613,871, $3,086,355, and $4,428,630 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets applicable to common unitholders by 1.91%, 1.66%, 2.39%, 1.24%, and 1.03%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the fiscal year ended	For the fiscal year ended	For the fiscal year ended	For the fiscal year ended	For the fiscal year ended
		March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$43.05	$41.14	$31.35	$36.44	$32.67

Operating	Net investment income (loss)	(0.58)	(0.44)	(0.32)	(0.24)	(0.35)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	6.89	2.35	10.11	(4.85)	4.12

	Total from investment operations	6.31	1.91	9.79	(5.09)	3.77

	Net asset value, end of period	$49.36	$43.05	$41.14	$31.35	$36.44

Total Investment Return: (b)	Based on net asset value per unit ^	14.64%	4.64%	31.23%	(13.94%)	11.51%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.77%	2.53%	3.20%	2.64%	2.80%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.15%)	(1.00%)	(0.91%)	(0.79%)	(0.97%)

Supplemental	Net assets, end of period (in thousands)	$4,196	$4,328	$5,017	$4,325	$5,383

Data:	Portfolio turnover	55.58%	50.27%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 89,302, 113,536, 129,639, 142,680, and 153,350 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

(c)   Based on average net assets of $4,460,882, $5,025,387, $4,547,169, $4,440,889, and $5,535,739 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.02%, 0.78%, 1.44%, 0.83%, and 1.05%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the fiscal year ended	For the fiscal year ended	For the fiscal year ended	For the fiscal year ended	For the fiscal year ended
		March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$44.85	$42.87	$32.67	$37.99	$34.20

Operating	Net investment income (loss)	(0.60)	(0.46)	(0.33)	(0.27)	(0.52)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	7.17	2.44	10.53	(5.05)	4.31

	Total from investment operations	6.57	1.98	10.20	(5.32)	3.79

	Net asset value, end of period	$51.42	$44.85	$42.87	$32.67	$37.99

Total Investment Return: (b)	Based on net asset value per unit ^	14.65%	4.62%	31.22%	(13.98%)	11.05%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.76%	1.87%	2.15%
	Gross expenses to average net assets	2.77%	2.53%	3.22%	2.71%	3.30%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.15%)	(1.00%)	(0.91%)	(0.85%)	(1.37%)

Supplemental	Net assets, end of period (in thousands)	$2,793	$2,436	$2,328	$1,774	$2,063

Data:	Portfolio turnover	55.58%	50.27%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 54,318 for fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

(c)   Based on average net assets of $2,837,841, $2,506,984, $1,989,504, $1,758,151, and $2,049,032 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.02%, 0.78%, 1.46%, 0.84%, and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$49.99	$48.22	$34.25	$39.63	$36.62

Operating	Net investment income (loss)	(0.83)	(0.74)	(0.55)	(0.41)	(0.60)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	5.54	2.51	14.52	(4.97)	3.61

	Total from investment operations	4.71	1.77	13.97	(5.38)	3.01

	Net asset value, end of period	$54.70	$49.99	$48.22	$34.25	$39.63

Total Investment Return: (b)	Based on net asset value per unit ^	9.40%	3.69%	40.79%	(13.58%)	8.22%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.76%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.66%	2.50%	3.10%	2.65%	2.77%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.42%)	(1.42%)	(1.38%)	(1.27%)	(1.44%)

Supplemental	Net assets, end of period (in thousands)	$5,763	$5,781	$6,085	$5,462	$6,556

Data:	Portfolio turnover	119.57%	72.43%	65.62%	76.07%	124.60%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 108,295, 120,447; 144,579; 161,956; and 172,951 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

(c)   Based on average net assets of $6,311,351, $6,273,608, $5,744,785, $5,287,251, and $7,139,920 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.91%, 0.75%, 1.34%, 0.84%, and 1.02%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$46.68	$45.03	$31.98	$37.03	$34.35

Operating	Net investment income (loss)	(0.77)	(0.69)	(0.52)	(0.40)	(0.71)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	5.17	2.34	13.57	(4.65)	3.39

	Total from investment operations	4.40	1.65	13.05	(5.05)	2.68

	Net asset value, end of period	$51.08	$46.68	$45.03	$31.98	$37.03

Total Investment Return: (b)	Based on net asset value per unit ^	9.40%	3.68%	40.81%	(13.64%)	7.80%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.76%	1.76%	1.88%	2.15%
	Gross expenses to average net assets	2.67%	2.51%	3.14%	2.72%	3.27%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.42%)	(1.42%)	(1.38%)	(1.33%)	(1.84%)

Supplemental	Net assets, end of period (in thousands)	$2,774	$2,536	$2,445	$1,737	$2,011

Data:	Portfolio turnover	119.57%	72.43%	65.62%	76.07%	124.60%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 54,310 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

(c)   Based on average net assets of $2,959,541, $2,643,495, $2,028,454, $1,653,329, and $2,100,811 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.92%, 0.75%, 1.38%, 0.84%, and 1.12%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(continues)

			Class A Units

			For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$27.14	$25.42	$23.44	$25.89	$22.93

Operating		Net investment income (loss)	0.01	0.02	0.06	0.02	(0.02)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.95	1.77	1.94	(2.47)	3.00

		Total from investment operations	2.96	1.79	2.00	(2.45)	2.98
		Less: Dividends from net investment income to common unitholders	(0.02)	(0.07)	(0.02)	-	(0.02)

		Net asset value, end of period	$30.08	$27.14	$25.42	$23.44	$25.89

Total Investment Return: (b)		Based on net asset value per unit ^	10.91%	7.07%	8.52%	(9.46%)	12.99%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.77%	1.81%	1.75%
		Gross expenses to average net assets	2.84%	2.66%	3.03%	2.63%	2.82%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.04%)	0.07%	0.27%	(0.07%)	(0.09%)

Supplemental		Net assets, end of period (in thousands)	$4,605	$4,374	$4,574	$5,306	$6,193

Data:		Portfolio turnover	15.91%	8.26%	9.02%	2.81%	12.17%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 155,540, 171,185; 200,581; 230,480; and 246,603 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $4,485,020, $4,484,825, $4,725,566, $5,422,365, and $6,148,778 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)	The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.08%, 0.89%, 1.26%, 0.82%, and 1.07%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024		For the fiscal year ended March 31, 2023		For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$26.22	$24.55	$22.63		$25.01		$22.22

Operating		Net investment income (loss)	0.01	0.02	0.06		0.00	*	(0.12)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.85	1.71	1.86		(2.38)		2.91

		Total from investment operations	2.86	1.73	1.92		(2.38)		2.79
		Less: Dividends from net investment income to common unitholders	(0.02)	(0.06)	0.00	**	-		-

		Net asset value, end of period	$29.06	$26.22	$24.55		$22.63		$25.01

Total Investment Return: (b)		Based on net asset value per unit ^	10.91%	7.07%	8.50%		(9.52%)		12.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.77%		1.87%		2.15%
		Gross expenses to average net assets	2.84%	2.66%	3.06%		2.69%		3.32%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.04%)	0.07%	0.27%		(0.01%)		(0.49%)

Supplemental		Net assets, end of period (in thousands)	$2,086	$1,881	$1,757		$1,619		$1,790

Data:		Portfolio turnover	15.91%	8.26%	9.02%		2.81%		12.17%

	*	Net investment income for the fiscal year ended March 31, 2023, amounted to $0.002.

	**	Dividends from net investment income to common unitholders for the fiscal year ended March 31, 2024, amounted to $0.002.

	^	Total investment return excludes the effects of sales charges.

	(a)

Based on average outstanding units of 71,759, 71,696; 71,569; 71,563; and 71,563 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)

Based on average net assets of $2,000,514, $1,816,234, $1,629,491, $1,622,972, and $1,727,903 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal year ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.08%, 0.90%, 1.29%, 0.82%, and 1.17%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(continues)

			Class A Units

			For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$43.33	$46.58	$36.79	$38.48	$37.50

Operating		Net investment income (loss)	(0.40)	(0.37)	(0.34)	(0.33)	(0.38)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.09	(2.88)	10.13	(1.36)	1.36

		Total from investment operations	1.69	(3.25)	9.79	(1.69)	0.98

		Net asset value, end of period	$45.02	$43.33	$46.58	$36.79	$38.48

Total Investment Return: (b)		Based on net asset value per unit ^	3.90%	(6.98%)	26.61%	(4.39%)	2.61%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.75%	1.80%	1.75%
		Gross expenses to average net assets	3.01%	2.74%	3.28%	2.76%	2.80%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.87%)	(0.81%)	(0.85%)	(0.92%)	(0.97%)

Supplemental		Net assets, end of period (in thousands)	$2,799	$2,842	$3,402	$3,761	$4,234

Data:		Portfolio turnover	12.44%	10.39%	16.54%	18.48%	101.44%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 63,265; 68,884; 87,649; 106,117; and 113,446 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $2,901,877, $3,124,492, $3,491,475, $3,836,236, and $4,496,162 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)	The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.26%, 0.98%, 1.53%, 0.96%, and 1.05%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:
Per Unit		Net asset value, beginning of period	$38.20	$41.06	$32.44	$33.95	$33.22

Operating		Net investment income (loss)	(0.35)	(0.32)	(0.30)	(0.31)	(0.48)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.84	(2.54)	8.92	(1.20)	1.21

		Total from investment operations	1.49	(2.86)	8.62	(1.51)	0.73

		Net asset value, end of period	$39.69	$38.20	$41.06	$32.44	$33.95

Total Investment Return: (b)		Based on net asset value per unit ^	3.90%	(6.96%)	26.57%	(4.45%)	2.20%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.75%	1.86%	2.15%
		Gross expenses to average net assets	3.01%	2.73%	3.33%	2.83%	3.30%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.87%)	(0.81%)	(0.84%)	(0.98%)	(1.37%)

Supplemental		Net assets, end of period (in thousands)	$1,669	$1,710	$1,727	$1,364	$1,428

Data:		Portfolio turnover	12.44%	10.39%	16.54%	18.48%	101.44%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 42,055 for fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)

Based on average net assets of $1,701,241, $1,682,059, $1,484,347, $1,339,166, and $1,473,501 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.26%, 0.98%, 1.58%, 0.97%, and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Small Cap Core Portfolio I - Financial Highlights

			Class A Units

			For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:
Per Unit		Net asset value, beginning of period	$29.39	$30.30	$29.04	$30.79	$30.63

Operating		Net investment income (loss)	(0.27)	(0.24)	(0.20)	(0.21)	(0.30)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	4.99	(0.67)	1.46	(1.54)	0.46

		Total from investment operations	4.72	(0.91)	1.26	(1.75)	0.16

		Net asset value, end of period	$34.11	$29.39	$30.30	$29.04	$30.79

Total Investment Return: (b)		Based on net asset value per unit ^	16.06%	(3.00%)	4.34%	(5.71%)	0.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.76%	1.82%	1.75%
		Gross expenses to average net assets	3.65%	3.14%	3.97%	3.06%	2.81%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.83%)	(0.79%)	(0.72%)	(0.74%)	(0.96%)

Supplemental		Net assets, end of period (in thousands)	$2,472	$2,267	$2,916	$3,074	$3,643

Data:		Portfolio turnover	52.48%	6.33%	25.08%	31.79%	146.86%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 73,929; 91,883; 101,120; 110,524; and 126,041 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $2,401,011, $2,827,987, $2,882,874, $3,100,291, and $3,904,319 for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)	The effect of the expenses waived for the fiscal years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.89%, 1.38%, 2.21%, 1.24%, and 1.06%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments				March 31, 2026

COMMON STOCKS - 76.04% of net assets applicable to common unitholders
Shares		Issuer		Value

Belgium - 3.13% of net assets applicable to common unitholders
Chemicals & Allied - 1.42% of total investments
152	B	UCB SA - Sponsored ADR	1.42%	$22,919

Depository Institutions - 2.69% of total investments
708	B	KBC Group NV - Sponsored ADR	2.69%	43,337

Total Belgium (cost $33,725)				$66,256

Curacao - 1.97% of net assets applicable to common unitholders
Oil and Gas Extract - 2.59% of total investments
811		Schlumberger Limited	2.59%	$41,677

Total Curacao (cost $32,718)				$41,677

Denmark - 2.79% of net assets applicable to common unitholders
Chemicals & Allied - 1.66% of total investments
725	B	Novo Nordisk A/S - Sponsored ADR	1.66%	$26,644

Health Care Services - 2.02% of total investments
4,727	B	Coloplast A/S - Sponsored ADR	2.02%	32,474

Total Denmark (cost $77,604)				$59,118

England - 9.79% of net assets applicable to common unitholders
Food and Kindred Products - 1.60% of total investments
346	B	Diageo PLC - Sponsored ADR	1.60%	$25,760

Depository Institutions - 2.32% of total investments
1,765	B	Barclays PLC - Sponsored ADR	2.32%	37,347

Miscellaneous Services - 2.03% of total investments
931	B	SSE PLC - Sponsored ADR	2.03%	32,734

Chemicals and Allied Products - 3.71% of total investments
303	B	AstraZeneca PLC - Sponsored ADR	3.71%	59,758

Security & Commodity Brokers, Dealers, Exchanges and Services - 3.21% of total investments
1,734	B	London Stock Exchange Group, Inc - Sponsored ADR	3.21%	51,725

Total England (cost $181,894)				$207,324

France - 7.60% of net assets applicable to common unitholders
Aircraft Engines - 2.14% of total investments
586	B	Thales S.A. - Sponsored ADR	2.14%	$34,457

Transportation Equipment - 1.78% of total investments
606	B	Airbus SE - Sponsored ADR	1.78%	28,634

Chemicals & Allied - 2.17% of total investments
842	B	L’Air Liquide S.A. - Sponsored ADR	2.17%	34,943

Business Services - 1.79% of total investments
1,392	B	Publicis Groupe S.A. - Sponsored ADR	1.79%	28,828

Business Services - 2.12% of total investments
1,786	B	Veolia Environment SA - Sponsored ADR	2.12%	34,095

Total France (cost $127,899)				$160,957

Germany - 5.83% of net assets applicable to common unitholders
Coal Mining - 2.41% of total investments
1,755	B	E.ON SE - Sponsored ADR	2.41%	$38,856

Business Services - 1.31% of total investments
123	B	SAP SE - Sponsored ADR	1.31%	21,059

Railroad Transportation - 2.15% of total investments
1,217	B	Knorr-Bremse AG - Sponsored ADR	2.15%	34,675

Chemicals & Allied - 1.79% of total investments
2,291	B	Vonovia SE - Sponsored ADR	1.79%	28,742

Total Germany (cost $97,188)				$123,332

Hong Kong - 1.82% of net assets applicable to common unitholders
Insurance Carriers - 2.39% of total investments
864	B	AIA Group Limited - Sponsored ADR	1.82%	$38,474

Total Hong Kong (cost $31,916)				$38,474

Ireland - 7.13% of net assets applicable to common unitholders
Depository Institutions - 2.08% of total investments
1,843	B	Bank of Ireland Group PLC - Sponsored ADR	2.08%	$33,487

Health Care Services - 0.90% of total investments
131	A	ICON PLC	0.90%	14,496

Transportation by Air - 2.31% of total investments
642		Ryanair Holdings PLC	2.31%	37,108

Food and Kindred Products - 1.84% of total investments
373	B	Kerry Group PLC - Sponsored ADR	1.84%	29,642

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments		(concluded)			March 31, 2026

Shares		Issuer			Value
Ireland - 7.13% of net assets applicable to common unitholders (concluded)
Paper & Allied Products - 2.25% of total investments
910		Smurfit Westrock PLC	2.25%		$36,264

Total Ireland (cost $145,262)					$150,997

Japan - 12.26% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 4.32% of total investments
2,058		Daifuku Co., LTD	4.32%		$35,974
2,784	B	Daikin Industries, Ltd. - Sponsored ADR			33,492

Electronic & Equipment - 1.90% of total investments
1,478	B	Sony Group Corp. - Sponsored ADR	1.90%		30,595

Insurance Carriers - 2.31% of total investments
788	B	Tokio Marine Holdings, Inc. - Sponsored ADR	2.31%		37,146

Transportation Equipment - 1.92% of total investments
2,941		Shimano, Inc.	1.92%		30,881

Miscellaneous Retail - 1.76% of total investments
2,642	B	MonotaRO Co., Ltd. - Sponsored ADR	1.76%		28,402

Miscellaneous Manufacturing Industries - 2.24% of total investments
2,522	B	Nintendo Co., Ltd. - Sponsored ADR	2.24%		36,039

Measuring, Analytics, & Control Instruments - 1.67% of total investments
1,996	B	Terumo Corp. - Sponsored ADR	1.67%		26,886

Total Japan (cost $241,243)					$259,415

Netherlands - 4.56% of net assets applicable to common unitholders
Insurance Carriers - 2.56% of total investments
1,579	B	ING Groep N.V. - Sponsored ADR	2.56%		$41,133

Industrial & Commercial Machinery & Computer Equipment - 3.45% of total investments
42	B	ASML Holding N.V. - Sponsored ADR	3.45%		55,475

Total Netherlands (cost $50,419)					$96,608

Portugal - 3.66% of net assets applicable to common unitholders
Petroleum Refining & Related Industries - 2.54% of total investments
3,371		Galp Energia, SGPS, S.A	2.54%		$40,857

Electric, Gas, and Sanitary Services - 2.28% of total investments
696		EDP, S.A. - Sponsored ADR	2.28%		36,658

Total Portugal (cost $67,902)					$77,515

Singapore - 4.08% of net assets applicable to common unitholders
Depository Institutions - 3.01% of total investments
270	B	DBS Group Holdings Limited - Sponsored ADR	3.01%		$48,403

Telecommunications - Other - 2.35% of total investments
979	B	Singapore Telecommunications Limited - Sponsored ADR	2.35%		37,878

Total Singapore (cost $33,034)					$86,281

Sweden - 1.04% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.36% of total investments
891	B	Epiroc AB - Sponsored ADR	1.36%		$21,936

Total Sweden (cost $18,948)					$21,936

Switzerland - 3.15% of net assets applicable to common unitholders
Chemicals & Allied - 1.91% of total investments
617	B	Roche Holding AG - Sponsored ADR	1.91%		$30,671

Food and Kindred Products - 2.24% of total investments
363	B	Nestle SA - Sponsored ADR	2.24%		35,973

Total Switzerland (cost $61,980)					$66,644

United States - 7.23% of net assets applicable to common unitholders
Food and Kindred Products - 2.13% of total investments
1,962	B	Barry Callebaut AG - Sponsored ADR	2.13%		$34,217

Business Services - 4.91% of total investments
11,201		Grab Holdings Limited
584		Sunbelt Rentals Holdings, Inc.	4.91%		40,996
					38,013
Measuring, Analytics, & Control Instruments - 2.47% of total investments
527	A	Alcon, Inc.	2.47%		39,706

Total United States (cost $169,965)					$152,932

TOTAL COMMON STOCKS (cost $1,371,696)					$1,609,466

		Total investments (76.04% of net assets)			$1,609,466
		Other assets less liabilities (23.96% of net assets)			507,069

		Net assets applicable to common unitholders - 100%			$2,116,535

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contracts		E-Mini MSCI EAFE Index Contracts	06/19/26	$ 145,325	$(2,475)

		The underlying notional amount at value of open long futures contracts is 6.87% of net assets applicable to common unitholders.

	A Non-dividend producing security.

	B A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments				(continued)	March 31, 2026

COMMON STOCKS - 78.52% of net assets applicable to common unitholders
Shares		Issuer			Value

Liberia - 1.23% of net assets applicable to common unitholders
Water Transportation - 1.56% of total investments
312		Royal Caribbean Cruises LTD	1.56%		$85,856

Total Liberia (cost $84,090)					$85,856

United States - 77.29% of net assets applicable to common unitholders		(continued)
Apparel and Accessory Stores - 0.58% of total investments
200		The TJX Companies, Inc.	0.58%		$31,940

Business Services - 16.28% of total investments
697		Microsoft Corp.	16.28%		258,008
1,398		Alphabet, Inc. Class A			402,009
349	A	Palantir Technologies, Inc.			51,052
185		Snowflake, Inc.			27,902
504		PACCAR, Inc.			58,212
488	A	Take-Two Interactive Software, Inc.			96,380

Chemicals & Allied - 4.52% of total investments
159		Eli Lilly and Company	4.52%		146,243
255		Merck & Co., Inc.			30,674
326		AbbVie, Inc.			70,902

Depository Institutions - 7.62% of total investments
156		The Goldman Sachs Group, Inc.	7.62%		131,974
630		JPMorgan Chase & Co.			185,321
2,065		Bank of America Corporation			100,669

Eating & Drinking Places - 2.00% of total investments
354		McDonald’s Corp.	2.00%		110,020

Electronic & Equipment - 18.79% of total investments
657		Broadcom, Inc.	18.79%		203,348
193		Micron Technology, Inc.			65,203
2,775		NVIDIA Corp.			483,960
301		GE Aerospace			85,415
220		Amphenol Corporation			27,797
185		Analog Devices, Inc.			58,856
122		GE Vernova, Inc.			106,494

General Merchandise Store - 5.00% of total investments
124		Costco Wholesale Corporation	5.00%		123,557
1,214		Walmart, Inc.			150,876

Holdging & Other Investment Offices - 2.19% of total investments
888	A	CBRE Group, Inc.	2.19%		120,288

Industrial & Commercial Machinery & Computer Equipment - 15.23% of total investments
1,829		Apple, Inc.	15.23%		464,182
260		Applied Materials, Inc.			88,865
172		Caterpillar, Inc.			121,855
820		Cisco Systems, Inc.			63,624
255		Lam Research Corporation			54,483
346	A	Arista Networks, Inc.			42,482

Insurance Carriers - 0.67% of total investments
135		UnitedHealth Group, Inc.	0.67%		36,530

Measuring, Analytics, & Control Instruments - 0.47% of total investments
410	A	Boston Scientific Co.	0.47%		25,728

Metal Mining - 1.08% of total investments
1,007		Freeport-McMoRan, Inc.	1.08%		59,191

Miscellaneous Retail - 4.03% of total investments
1,062	A	Amazon.com, Inc.	4.03%		221,183

Miscellaneous Services - 2.99% of total investments
185		Meta Platforms, Inc.	2.99%		105,844
555		ServiceNow, Inc.			58,025

Non-Depository Institution - 1.35% of total investments
245		American Express Company	1.35%		74,108

Petroleum Refining & Related Industries - 2.53% of total investments
817		Exxon Mobil Corp.	2.53%		138,612

Security & Commodity Brokers, Dealers, Exchanges and Services - 4.15% of total investments			4.15%
1,642		The Charles Schwab Corp.			154,315
446		Morgan Stanley			73,398

Transportation Air - 1.41% of total investments
1,165		Delta Air Lines, Inc.	1.41%		77,449

Transportation Equipment - 5.11% of total investments
284	A	Tesla, Inc.	5.11%		105,577
907		RTX Corporation			174,960

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments				(concluded)	March 31, 2026

Shares	Issuer				Value
United States - 77.29% of net assets applicable to common unitholders	(concluded)

Wholesale Trade- 2.44% of total investments			2.44%
155	McKesson Corp.				$134,131

Total United States (cost $3,480,974)					$5,401,642

TOTAL COMMON STOCKS (cost $3,565,054)					$5,487,498

	Total investments (78.52% of net assets)				$5,487,498
	Other assets less liabilities (21.48% of net assets)				1,501,618

	Net assets applicable to common unitholders - 100%				$6,989,116

Open Futures	Issuer	Expiration Date		Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
2 Equity Index Contracts	E-Mini S&P 500 Index		06/19/26	$ 657,650	$(26,155)

	The underlying notional amount at value of open long futures contracts is 9.41% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

		Net assets
Schedule of Investments		(continued)		March 31, 2026

COMMON STOCKS - 81.75% of net assets applicable to common unitholders
Shares		Issuer		Value

Canada - 1.19% of net assets applicable to common unitholders
Business Services - 1.45% of total investments
856	A	Shopify, Inc.	1.45%	$101,539

Total Canada (cost $101,265)				$101,539

Ireland - 1.02% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.25% of total investments
209		Trane Technologies PLC	1.25%	$87,099

Total Ireland (cost $88,771)				$87,099

Luxembourg - 1.01% of net assets applicable to common unitholders
Business Services - 1.24% of total investments
178	A	Spotify Technology, S.A.	1.24%	$86,314

Total Luxembourg (cost $89,534)				$86,314

Netherlands - 1.73% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 2.12% of total investments
112		ASML Holding N.V.	2.12%	$147,933

Total Netherlands (cost $145,130)				$147,933

United States - 76.80% of net assets applicable to common unitholders
Auto, Dealers & Gas - 1.07% of total investments
812	A	O’Reilly Automotive, Inc.	1.07%	$74,956

Business Services - 21.90% of total investments
121	A	AppLovin Corp.	21.90%	48,158
167		Intuit, Inc.		72,207
1,985		Alphabet, Inc. Class C		569,417
1,141		Microsoft Corp.		422,364
212		Mastercard Incorporated		105,928
983	A	Snowflake, Inc.		148,256
1,107	A	Palantir Technologies, Inc.		161,932

Chemicals & Allied - 4.24% of total investments
206		Eli Lilly and Company	4.24%	189,473
4,449	A	Elanco Animal Health, Inc.		106,465

Electronic and Equipment - 26.95% of total investments
586		Advanced Micro Devices, Inc.	26.95%	119,210
171		Micron Technology, Inc.		57,771
220		Analog Devices, Inc.		69,991
5,150		NVIDIA Corp.		898,160
1,450		Broadcom, Inc.		448,790
673		General Electric Company		190,977
110	A	GE Vernova, Inc.		96,019

Fabricated Metal Products, except Machinery and Transportation Equipment - 1.48% of total investments
115		Parker-Hannifin Corp.	1.48%	102,953

Heavy Construction other than Building Construction Contractors - 1.27% of total investments
161		Quanta Services, Inc.	1.27%	88,392

Hotels, Rooming Houses, Camps, and Other Lodging Places - 1.93% of total investments
443		Hilton Worldwide Holdings, Inc.	1.93%	134,707

Industrial & Commercial Machinery & Computer Equipment - 12.76% of total investments
3,205		Apple, Inc.	12.76%	813,397
307		Vertiv Holdings, Co.		76,928

Measuring, Analytics, & Control Instruments - 1.92% of total investments
291	A	Intuitive Surgical, Inc.	1.92%	134,148

Miscellaneous Retail - 4.52% of total investments
1,514	A	Amazon.com, Inc.	4.52%	315,321

Miscellaneous Services - 3.55% of total investments
433		Meta Platforms, Inc.	3.55%	247,732

Motion Pictures - 2.77% of total investments
2,014	A	Netflix, Inc.	2.77%	193,646

Non-Depository Institution- 1.20% of total investments
278		Visa, Inc.	1.20%	84,023

Primary Metal Industries- 1.29% of total investments
391		Howmet Aerospace, Inc.	1.29%	90,110

Security & Commodity Brokers, Dealers, Exchanges and Services - 1.20% of total investments
509		Morgan Stanley	1.20%	83,766

Transportation Equipment - 2.14% of total investments
402	A	Tesla, Inc.	2.14%	149,444

Transportation Services - 2.60% of total investments
24		Booking Holdings, Inc.	2.60%	101,048
484		C.H.Robinson Worldwide, Inc.		80,378

Wholesale Trade- 1.15% of total investments
93		McKesson Corp.	1.15%	80,475

Total United States (cost $5,437,685)				$6,556,542

TOTAL COMMON STOCKS (cost $5,862,385)				$6,979,427

		Total investments (81.75% of net assets)		$6,979,427
		Other assets less liabilities (18.25% of net assets)		1,557,807

		Net assets applicable to common unitholders - 100%		$8,537,234

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments	(concluded)			March 31, 2026

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts	Russell 1000 Mini Index	06/18/26	$ 648,870	$ (38,940)

The underlying notional amount at value of open long futures contracts is 7.60% of net assets applicable to common unitholders.

A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I

			net assets 9,928,962
Schedule of Investments						March 31, 2026
COMMON STOCKS- 82.21% of net assets applicable to common unitholders

Shares			Issuer			Value
Canada - 1.73% of net assets applicable to common unitholders
Electronic & Equipment - 2.10% of total investments
1,563			Restaurant Brands International, Inc.	2.10%		$115,506

Total Canada (cost $114,380)						$115,506

Ireland - 2.82% of net assets applicable to common unitholders
Electronic & Equipment - 3.43% of total investments
903			TE Connectivity, PLC	3.43%		$188,745

Total Ireland (cost $136,037)						$188,745

Japan - 2.33% of net assets applicable to common unitholders
Miscellaneous Manufacturing Industries - 2.84% of total investments
10,924	B		Nintendo Co., Ltd. - Sponsored ADR	2.84%		$156,104

Total Japan (cost $144,888)						$156,104

United States - 75.33% of net assets applicable to common unitholders

Building Materials - 6.20% of total investments
749			Lowe’s Companies, Inc.	6.20%		$176,974
3,532			Fastenal Company			163,885

Business Services - 2.79% of total investments
414			Microsoft Corp.	2.79%		153,250

Chemicals & Allied - 8.52% of total investments
767			Air Products and Chemicals, Inc.	8.52%		222,806
1,005			Johnson & Johnson			245,662

Communications - 1.37% of total investments
928			Crown Castle International Corp.	1.37%		75,456

Electric, Gas, & Sanitary Services - 4.84% of total investments
4,310			Dominion Resources, Inc.	4.84%		266,444

Eating and Drinking Places- 2.43% of total investments
1,495			Starbucks Corp.	2.43%		133,937

Electronic & Equipment - 3.74% of total investments
1,059			Texas Instruments, Inc.	3.74%		205,594

Engineering, Accounting, Research, Management, and Related Services - 1.74% of total investments
1,038			Paychex, Inc.	1.74%		95,621

Industrial & Commercial Machinery & Computer Equipment - 12.42% of total investments
2,347			Cisco Systems, Inc.	12.42%		182,104
1,139			Apple, Inc.			289,067
394			Cummins, Inc.			211,980

Insurance Carriers - 14.18% of total investments
521	A		Berkshire Hathaway, Inc.	14.18%		249,663
801			Cincinnati Financial Corp.			126,037
850			The Progressive Corporation			168,504
344			Chubb Limited			112,120
457			UnitedHealth Group Incorporated			123,660

Measuring, Analytics, & Control Instruments - 3.37% of total investments
272			Northrop Grumman Corp.	3.37%		185,569

Petroleum Refining & Related Industries - 4.54% of total investments
1,207			Chevron Corp.	4.54%		249,728

Primary Metal Industries- 5.78% of total investments
2,339			Corning, Inc.	5.78%		318,034

Railroad Transportation -4.97% of total investments
953			Norfolk Southern Corp.	4.97%		273,511

Security & Commodity Brokers, Dealers, Exchanges and Services - 7.79% of total investments
226			BlackRock, Inc.	7.79%		217,346
2,245			The Charles Schwab Corp.			210,985

Tobacco Products - 6.95% of total investments
2,080			Altria Group, Inc.	6.95%		137,259
1,482			Phillip Morris International, Inc.			245,034

Total United States (cost $2,941,668)						$5,040,230

TOTAL COMMON STOCKS (cost $3,336,973)						$5,500,585

			Total investments (82.21% of net assets)			$5,500,585
			Other assets less liabilities (17.79% of net assets)			1,190,109

			Net assets applicable to common unitholders - 100%			$6,690,694

Open Futures	Issuer			Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
5 Equity Index Contracts	Russell 1000 Mini Index			06/18/26	$529,075	$(8,250)

	The underlying notional amount at value of open long futures contracts is 7.91% of net assets applicable to common unitholders.

		A	Non-dividend producing security.

		B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

		Net assets # REF!
Schedule of Investments		(continued)		March 31, 2026

COMMON STOCKS - 81.29% of net assets applicable to common unitholders
Shares		Issuer		Value
Ireland - 2.59% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 3.18% of total investments
523		Steris PLC	3.18%	$115,651

Total Ireland (cost $96,756)				$115,651

Netherlands - 4.75% of net assets applicable to common unitholders
Business Services - 5.85% of total investments
1,549		AerCap Holdings N.V.	5.85%	$212,492

Total Netherlands (cost $86,310)				$212,492

United States - 73.95% of net assets applicable to common unitholders
Amusement and Recreation Services- 3.86% of total investments
1,560		Churchill Downs, Inc.	3.86%	$140,135

Business Services - 4.15% of total investments
2,133	A	Copart, Inc.	4.15%	70,816
1,700		Fidelity National Information Services, Inc		79,747

Chemicals & Allied - 2.86% of total investments
162		NewMarket Corp.	2.86%	103,834

Eating and Drinking Places - 2.78% of total investments
281		Domino’s Pizza, Inc.	2.78%	100,820

Electronic & Equipment - 4.68% of total investments
875		Otis Worldwide Corp.	4.68%	67,445
221		Lennox International, Inc.		102,573

Fabricated Metal Products - 2.89% of total investments
1,778		Ball Corp.	2.89%	105,098

Food and Kindred Products - 3.70% of total investments
1,163		Lamb Weston Holdings, Inc.	3.70%	49,148
864	A	Post Holdings, Inc.		85,415

Furniture & Fixtures - 4.23% of total investments
2,080		Tempur Sealy International, Inc.	4.23%	153,754

General Merchandise Store - 5.39% of total investments
1,788	A	Dollar Tree, Inc.	5.39%	195,804

Holding & Other Investment Offices- 2.89% of total investments
776	A	CBRE Group, Inc.	2.89%	105,117

Insurance Agents, Brokers and Services - 2.77% of total investments
1,764		Moelis & Company	2.77%	100,548

Insurance Carriers - 2.76% of total investments
636		Cincinnati Financial Corp.	2.76%	100,075

Measuring, Analytics, & Control Instruments - 13.79% of total investments
277	A	Waters Corp.	13.79%	82,491
1,732		Bruker Corporation		62,560
650	A	Keysight Technologies, Inc		183,541
8,590	A	Avantor, Inc.		67,346
1,469	A	The Cooper Companies, Inc.		105,034

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 3.40% of total investments
453		Vulcan Materials Company	3.40%	123,352

Miscellaneous Manufacturing Industries - 4.41% of total investments
973		Armstrong World Industries, Inc.	4.41%	160,350

Motor Freight Transportation and Warehousing - 2.21% of total investments
411		Old Dominion Freight Line, Inc.	2.21%	80,309

Non-Depository Credit Institutions - 3.29% of total investments
3,046		Ally Financial, Inc.	3.29%	119,495

Personal Services- 3.07% of total investments
443		UniFirst Corp.	3.07%	111,454

Primary Metal Industry - 3.92% of total investments
689		M&T Bank Corp.	3.92%	142,430

Rubber and Miscellaneous Plastic Products - 7.38% of total investments
646		AptarGroup, Inc.	7.38%	81,409
1,592		Entegris, Inc.		186,646

Wholesale Trade-Durable Goods - 6.53% of total investments
1,486		Allison Transmission Holdings, Inc.	6.53%	173,951
313		Pool, Corp.		63,327

Total United States (cost $2,891,212)				$3,304,024

TOTAL COMMON STOCK (cost $3,074,278)				$3,632,167

		Total investments (81.29% of net assets)		$3,632,167
		Other assets less liabilities (18.71% of net assets)		835,931

		Net assets applicable to common unitholders - 100%		$4,468,098

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments	(concluded)			March 31, 2026

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contracts	E-Mini S&P Midcap 400 Index	06/18/26	$ 340,190	$(4,840)

	The underlying notional amount at value of open long futures contracts is 7.61% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

		net assets # REF!
Schedule of Investments		(continued)		March 31, 2026

COMMON STOCKS - 71.08% of net assets applicable to common unitholders
Shares		Issuer		Value

Bermuda - 1.76% of net assets applicable to common unitholders
Insurance Carriers - 2.47% of total investments
146		RenaissanceRe Holdings Ltd.	2.47%	$43,396

Total Bermuda (cost $22,629)				$43,396

Cayman Islands - 2.19% of net assets applicable to common unitholders
Insurance Carriers - 3.08% of total investments
1,163	A	Ichor Holdings, Ltd.	3.08%	$54,207

Total Cayman Islands (cost $24,479)				$54,207

Switzerland - 1.53% of net assets applicable to common unitholders
Business Services - 2.14% of total investments
2,251	A	Sportradar Group AG	2.14%	$37,682

Total Switzerland (cost $31,348)				$37,682

United States - 65.60% of net assets applicable to common unitholders (continued)
Business Services - 5.00% of total investments
245	A	WEX, Inc.	5.00%	$37,495
5,039	A	ACV Auctions, Inc.		21,365
3,463	A	Phreesia, Inc.		29,020

Chemicals & Allied - 2.47% of total investments
671	A	Halozyme Therapeutics, Inc.	2.47%	43,367

Depository Institutions - 14.96% of total investments
680		Prosperity Bancshares, Inc.	14.96%	45,682
622		Banner Corporation		37,743
494		Texas Capital Bancshares, Inc.		46,871
954		United Bankshares, Inc.		39,515
1,492		United Community Banks, Inc.		46,983
360		BOK Financial Corp.		46,102

Electronic & Equipment - 11.71% of total investments
752		Diodes, Inc.	11.71%	51,332
503		Rambus, Inc.		43,273
310		Tower Semiconductor Ltd		54,399
612	A	Lattice Semiconductor Corp.		56,769

Electric, Gas & Sanitary Services - 4.98% of total investments
320		IDACORP, Inc.	4.98%	45,750
715		TXNM Energy, Inc.		41,799

Food and Kindred Products - 2.21% of total investments
344		Ingredion Inc.	2.21%	38,755

Health Services - 6.77% of total investments
1,610		HealthStream, Inc.	6.77%	33,343
571		U.S. Physical Therapy, Inc.		42,802
457	A	Addus HomeCare Corp.		42,798

Holding & Other Investments Offices- 7.05% of total investments
2,513		NETSTREIT Corp.	7.05%	47,310
3,128		Americold Realty Trust, Inc.		35,847
663		Terreno Realty Corp.		40,721

Hotels, Rooming Houses, Camps and Other Lodging Places- 2.64% of total investments
485		Monarch Casino & Resort, Inc.	2.64%	46,366

Industrial & Commercial Machinery & Computer Equipment - 4.50% of total investments
200		Alamo Group, Inc.	4.50%	32,994
2,452		NOV, Inc.		46,122

Insurance Carriers- 4.73% of total investments
745		First American Financial Corp.	4.73%	44,916
187		Reinsurance Group of America, Inc.		38,178

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.48% of total investments
1,026		Lazard, Inc.	2.48%	43,584

Stone, Clay, Glass, and Concrete Products - 2.31% of total investments
214		Eagle Materials, Inc.	2.31%	40,542

Measuring, Analytics & Controls Instruments - 5.93% of total investments
535		Globus Medical, Inc.	5.93%	46,096
339	A	Align Technology, Inc.		58,115

Personal Services - 2.43% of total investments
2,305		Healthcare Services Group, Inc.	2.43%	42,758

Primary Metal Industry - 2.47% of total investments
2,652	A	Metallus, Inc.		43,334

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(concluded)			March 31, 2026

Transportation Equipment - 7.26% of total investments
908	A	Atmus Filtration Technologies Inc	7.26%		51,547
559		BorgWarner, Inc.			30,331
2,090		Gentex Corp.			45,667
Transportation Services - 2.42% of total investments
1,178		Hub Group, Inc.	2.42%		42,465

Total United States (cost $1,529,338)					$1,622,056

TOTAL COMMON STOCKS (cost $1,607,794)					$1,757,341

		Total investments (71.08% of net assets)			$1,757,341
		Other assets less liabilities (28.92% of net assets)			714,952

		Net assets applicable to common unitholders - 100%			$2,472,293

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contracts		Russell 2000 Mini Index	06/18/26	$125,775	$(2,583)

		The underlying notional amount at value of open long futures contracts is 5.09% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	March 31, 2026

Statement of Assets and Liabilities

		International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Assets:
	Investments at market value	$1,609,466	$5,487,498	$6,979,427	$5,500,585
	Cash and cash equivalents	92,018	388,337	47,844	57,946
	Cash restricted for futures contracts	52,206	155,680	186,823	116,775
	Due from affiliate	377,173	1,075,379	1,401,083	1,052,716
	Variation margin receivable	4,980	19,625	23,415	11,050
	Interest and dividends receivable	1,956	1,573	736	5,775
	Receivable for operating expenses reimbursed	7,924	15,060	17,897	13,592
	Prepaid and other assets	1,224	4,126	5,321	3,646

	Total assets	2,146,947	7,147,278	8,662,546	6,762,085

Liabilities:	Investment advisory fees payable	742	2,495	3,064	2,304
	Payable for investment purchased	-	58,958	-	-
	Due to broker	7,455	45,780	62,355	19,300
	Professional fees	17,222	40,310	47,490	39,372
	Sub-transfer agent fees	2,511	2,505	2,539	2,532
	Reporting fees	1,659	5,420	6,590	5,267
	Directors’ fees	408	1,335	1,623	1,297
	Accrued expenses and other liabilities	415	1,359	1,651	1,319

	Total liabilities	30,412	158,162	125,312	71,391

Net Assets Applicable to Common Unitholders		$2,116,535	$6,989,116	$8,537,234	$6,690,694

Net Assets Applicable to Common Unitholders:
	Paid-in-Capital	$1,469,721	$1,393	$1,597	$2,249
	Total Distributable Earnings (Accumulated Loss)	646,814	6,987,723	8,535,637	6,688,445

	Net assets applicable to common unitholders	$2,116,535	$6,989,116	$8,537,234	$6,690,694

	Net assets per class:
	Class A units	$2,116,535	$4,196,087	$5,763,070	$4,605,027
	Class L units	-	2,793,029	2,774,164	2,085,667

	Net assets applicable to common unitholders	$2,116,535	$6,989,116	$8,537,234	$6,690,694

	Units outstanding at end of the year:
	Class A units	175,502	85,018	105,353	153,114

	Class L units	-	54,318	54,311	71,765

	Net asset value per unit:
	Class A units	$12.06	$49.36	$54.70	$30.08

	Class L units	$-	$51.42	$51.08	$29.06

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$12.69	$51.95	$57.58	$31.66

	Investments at cost	$1,371,696	$3,565,054	$5,862,385	$3,336,973

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	March 31, 2026

Statement of Assets and Liabilities	(concluded)

		Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Assets:
	Investments at market value	$3,632,167	$1,757,341
	Cash and cash equivalents	89,208	196,021
	Cash restricted for futures contracts	89,664	60,526
	Due from affiliate	683,328	480,179
	Variation margin receivable	10,680	4,620
	Receivable for investment sold	-	3,719
	Interest and dividends receivable	1,546	2,305
	Receivable for operating expenses reimbursed	12,130	12,173
	Prepaid and other assets	2,551	1,359

	Total assets	4,521,274	2,518,243

Liabilities:	Investment advisory fees payable	1,558	848
	Due to broker	15,520	7,203
	Payable for investment purchased	-	13,463
	Professional fees	28,380	19,012
	Sub-transfer agent fees	2,516	2,506
	Reporting fees	3,476	1,950
	Directors’ fees	856	480
	Custodian fees	157	88
	Accrued expenses and other liabilities	713	400

	Total liabilities	53,176	45,950

Net Assets Applicable to Common Unitholders		$4,468,098	$2,472,293

Net Assets Applicable to Common Unitholders:
	Paid-in -Capital	$1,043	$725
	Total Distributable Earnings (Accumulated Loss)	4,467,055	2,471,568

	Net assets applicable to common unitholders	$4,468,098	$2,472,293

	Net assets per class:
	Class A units	$2,799,086	$2,472,293
	Class L units	1,669,012	-

	Net assets applicable to common unitholders	$4,468,098	$2,472,293

	Units outstanding at end of the year:
	Class A units	62,177	72,476

	Class L units	42,055	-

	Net asset value per unit:
	Class A units	$45.02	$34.11

	Class L units	$39.69	$-

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$47.39	$35.91

	Investments at cost	$3,074,278	$1,607,794

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	For the fiscal year ended March 31, 2026

Statement of Operations

		International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Investment income:	Interest from unaffiliated issuers	$360	$1,058	$1,334	$993
	Dividends	39,672	47,496	33,264	129,345
	Tax withheld	(7,317)	(4,726)	(3,530)	(13,447)
	Total income	$32,715	$43,828	$31,068	$116,891

Expenses:	Investment advisory fees	$22,304	$72,946	$92,481	$64,549
	Administration fees	3,364	10,973	13,954	9,730
	Sub-transfer agent fees	15,251	15,210	15,451	15,420
	Custodian fees	713	2,120	2,601	1,981
	Professional fees	27,272	71,271	85,690	66,500
	Directors’ fees and expenses	2,018	7,021	8,932	6,397
	Reporting fees	5,891	14,026	17,239	12,387
	Insurance expenses	1,470	4,396	5,295	3,822
	Other	3,660	4,142	5,392	3,353
	Total expenses	81,943	202,105	247,035	184,139
	Waived fees and reimbursed expenses*	(42,772)	(74,211)	(84,488)	(70,047)
	Net expenses after waived fees and reimbursed expenses	39,171	127,894	162,547	114,092

Net Investment Income (Loss):		(6,456)	(84,066)	(131,479)	2,799

Realized Gain (Loss) &	Net realized gain (loss) on investments	228,009	966,596	1,181,955	108,336
Unrealized Appreciation	Net realized gain (loss) on futures contracts	53,254	140,495	225,375	123,263
(Depreciation) on Investments	Change in unrealized net appreciation (depreciation) on investments	(46,554)	(34,220)	(445,346)	463,151
and Futures Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	(1,125)	(22,472)	(39,600)	(35,225)
	Net gain (loss) on investments and futures contracts	233,584	1,050,399	922,384	659,525

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$227,128	$966,333	$790,905	$662,324

* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	For the fiscal year ended March 31, 2026

Statement of Operations (concluded)

		Mid Cap	Small Cap
		Core Portfolio I	Core Portfolio I

Investment income:	Interest from unaffiliated issuers	$650	$427
	Dividends	45,207	24,337
	Tax withheld	(5,422)	(2,425)
	Total income	$40,435	$22,339

Expenses:	Investment advisory fees	$45,946	$23,857
	Administration fees	6,917	3,607
	Sub-transfer agent fees	15,311	15,213
	Custodian fees	1,395	745
	Professional fees	48,689	31,691
	Directors’ fees and expenses	4,469	2,383
	Reporting fees	11,113	6,990
	Insurance expenses	2,834	1,632
	Other	2,009	1,557
	Total expenses	138,683	87,675
	Waived fees and reimbursed expenses*	(58,028)	(45,466)
	Net expenses after waived fees and reimbursed expenses	80,655	42,209

Net Investment Loss:		(40,220)	(19,870)

Realized Gain (Loss) & Unrealized	Net realized gain (loss) on investments	7,794	103,108
Appreciation (Depreciation)	Net realized gain (loss) on futures contracts	77,435	74,122
on Investments and Futures	Change in unrealized net appreciation (depreciation) on investments	128,187	190,732
Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	(3,130)	117
	Net gain (loss) on investments and futures contracts	210,286	368,079

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$170,066	$348,209

* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		International Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2026	ended March 31, 2025

Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(6,456)	$578
	Net realized gain (loss) on investments	228,009	122,182
	Net realized gain (loss) on futures contracts	53,254	8,301
	Change in unrealized net appreciation (depreciation) on investments	(46,554)	37,552
	Change in unrealized net appreciation (depreciation) on futures contracts	(1,125)	(5,990)

	Net increase (decrease) in net assets resulting from operations	227,128	162,623

Dividends to Common

Unitholders From	Class A	(575)	(5,701)

Net Investment Income:

Units

transactions-net :	Class A	(647,149)	(224,651)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(420,596)	(67,729)

	Balance at the beginning of the year	2,537,131	2,604,860

	Balance at the end of year	$2,116,535	$2,537,131

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Core Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2026	ended March 31, 2025

Increase (Decrease) in Net Assets:

	Net investment income ( loss)	$(84,066)	$(75,599)
	Net realized gain (loss) on investments	966,596	878,907
	Net realized gain (loss) on futures contracts	140,495	71,492
	Change in unrealized net appreciation (depreciation) on investments	(34,220)	(495,840)
	Change in unrealized net appreciation (depreciation) on futures contracts	(22,472)	(28,233)

	Net increase (decrease) in net assets resulting from operations	966,333	350,727

Units

transactions-net :	Class A	(740,923)	(932,556)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	225,410	(581,829)

	Balance at the beginning of the year	6,763,706	7,345,535

	Balance at the end of year	$6,989,116	$6,763,706

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Growth Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31,	ended March 31,
		2026	2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(131,479)	$(126,727)
	Net realized gain (loss) on investments	1,181,955	1,090,897
	Net realized gain (loss) on futures contracts	225,375	78,762
	Change in unrealized net appreciation (depreciation) on investments	(445,346)	(678,807)
	Change in unrealized net appreciation (depreciation) on futures contracts	(39,600)	(24,672)

	Net increase (decrease) in net assets resulting from operations	790,905	339,453

Units

transactions-net :	Class A	(570,254)	(553,691)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	220,651	(214,238)

	Balance at the beginning of the year	8,316,583	8,530,821

	Balance at the end of year	$8,537,234	$8,316,583

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Value Portfolio I

		For the fiscal year ended March 31, 2026	For the fiscal year ended March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$2,799	$4,608
	Net realized gain (loss) on investments	108,336	204,029
	Net realized gain (loss) on futures contracts	123,263	24,596
	Change in unrealized net appreciation (depreciation) on investments	463,151	205,017
	Change in unrealized net appreciation (depreciation) on futures contracts	(35,225)	(11,141)

	Net increase (decrease) in net assets resulting from operations	662,324	427,109

Dividends to Common
Unitholders From	Class A	(3,250)	(12,443)
Net Investment Income:	Class L	(1,355)	(4,366)

		(4,605)	(16,809)

Units	Class A	(223,285)	(489,708)
transactions-net :	Class L	1,152	3,710

		(222,133)	(485,998)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	435,586	(75,698)

	Balance at the beginning of the year	6,255,108	6,330,806

	Balance at the end of year	$6,690,694	$6,255,108

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Mid Cap Core Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2026	ended March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(40,220)	$(38,837)
	Net realized gain (loss) on investments	7,794	114,977
	Net realized gain (loss) on futures contracts	77,435	(31,819)
	Change in unrealized net appreciation (depreciation) on investments	128,187	(357,520)
	Change in unrealized net appreciation (depreciation) on futures contracts	(3,130)	(35,241)

	Net increase (decrease) in net assets resulting from operations	170,066	(348,440)

Units

transactions-net :	Class A	(150,737)	(331,524)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	19,329	(679,964)

	Balance at the beginning of the year	4,448,769	5,128,733

	Balance at the end of year	$4,468,098	$4,448,769

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Small Cap Core Portfolio I

		For the fiscal year ended	For the fiscal year ended
		March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(19,870)	$(22,338)
	Net realized gain (loss) on investments	103,108	57,154
	Net realized gain (loss) on futures contracts	74,122	(23,840)
	Change in unrealized net appreciation (depreciation) on investments	190,732	(66,176)
	Change in unrealized net appreciation (depreciation) on futures contracts	117	(23,675)

	Net increase (decrease) in net assets resulting from operations	348,209	(78,875)

Units

transactions-net :	Class A	(143,286)	(569,565)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	204,923	(648,440)

	Balance at the beginning of the year	2,267,370	2,915,810

	Balance at the end of the year	$2,472,293	$2,267,370

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

1.	Reporting Entity and Significant Accounting Policies:

Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) is a non-diversified open-end investment trust established under the laws of the Commonwealth of Puerto Rico (“Puerto Rico”) and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 19, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund was incorporated on March 22, 2004, and commenced operations on June 22, 2004. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser.

Since May 19, 2021, the Fund consists of six separately managed pools of assets (each a “Portfolio”). An investor may invest in one or more of the following Portfolios:

International Portfolio I

Large Cap Core Portfolio I

Large Cap Growth Portfolio I

Large Cap Value Portfolio I

Mid Cap Core Portfolio I

Small Cap Core Portfolio I

Units of each Portfolio are offered separately. Each Portfolio’s investment objective is long-term growth of capital. There is no assurance that the Portfolios will achieve their investment objective.

Each Portfolio is divided into a Puerto Rico securities portion (the “Puerto Rico Securities Portion”) and an equity portion consisting of non-Puerto Rico equity securities (the “Equity Portion”). The Fund uses a variation of what has been termed a “multi manager” approach regarding the Equity Portion of each Portfolio. The Equity Portion of each Portfolio is managed by a sub-adviser. The Fund has established six accounts (each an “Account”) at JPMorgan Chase Bank, N.A. (each Portfolio’s sub-custodian). Each Portfolio has its own account and sub-advisory relationship. UBS Asset Managers of Puerto Rico (“UBS AMPR” or the “Investment Adviser”) established the specific investment style for each Account and chose the sub-advisers.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the Securities Act of 1933 (the “1933 Act”), as amended, absent an available exception. The Fund has suspended the trading of its securities pending registration under 1933 Act.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value per Unit

The net asset value (“NAV”) per unit of each Portfolio is determined daily by UBS Trust Company of Puerto Rico (“UBSTC” or the “Administrator” or the “Transfer Agent”) after the close of trading on the New York Stock Exchange (“NYSE”), or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per unit is computed by dividing the total assets of each Portfolio, less its liabilities, by the total number of outstanding units of such Portfolio.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Cash and Cash Equivalents

The Fund considers highly liquid investments with original maturities at the time of purchase of three months or less to be cash equivalents.

Valuation of Investments

The Fund’s portfolio securities are valued by UBSTC on the basis of valuations provided by pricing services or dealers which were approved by Fund management and the Board of Directors (the “Board”). Specifically, equity securities are valued based on the last quoted sales prices as of the close of trading on the valuation date. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Board has designated the Investment Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to the Investment Adviser the responsibility for making fair value determinations with respect to portfolio holdings. The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held by the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Committee reports to the Board on a regular basis.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the assets occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 - Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

•

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These are developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs or methodology used for valuing securities or assigning levels are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Equity securities and exchange traded funds: Equity securities and exchange traded funds with quoted market prices obtained from an active exchange market are classified as Level 1.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Long Futures contracts: Long futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade and are classified as Level 1.

The following is a summary of the inputs used as of March 31, 2026, in valuing the Fund’s assets carried at fair value:

	Investments in Securities				Investments in Long Futures Contracts
Portfolios	Level 1	Level 2	Level 3	Sub-Total	Level 1	Total
	Common Stocks				Long Futures Contracts*
International Portfolio I	$1,609,466	–	–	$1,609,466	$(2,475)	$1,606,991
Large Cap Core Portfolio I	5,487,498	–	–	5,487,498	(26,155)	5,461,343
Large Cap Growth Portfolio I	6,979,427	–	–	6,979,427	(38,940)	6,940,487
Large Cap Value Portfolio I	5,500,585	–	–	5,500,585	(8,250)	5,492,335
Mid Cap Core Portfolio I	3,632,167	–	–	3,632,167	(4,840)	3,627,327
Small Cap Core Portfolio I	1,757,341	–	–	1,757,341	(2,583)	1,754,758

*

Includes cumulative appreciation (depreciation) of long futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities in variation margin receivable/payable.

There were no Level 3 securities for the fiscal year ended March 31, 2026.

No securities transferred between levels for the fiscal year ended March 31, 2026.

Taxation

Each Portfolio will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as each Portfolio intends to meet this distribution requirement, the income earned by each Portfolio is not subject to Puerto Rico income tax at the Fund level.

The current investments do not have foreign tax implications.

In addition, in the opinion of the Fund’s legal counsel, the Fund is not required to file a U.S. federal income tax return. Each Portfolio is, however, subject to a 30% U.S. federal income tax on certain types of income from sources within the United States, such as dividends and interest. However, interest that qualifies as “portfolio interest” is not subject to the 30% income tax. In addition, dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met. Such income is reflected in the Statement of Operations net of the applicable U.S. federal tax withholding. Individual unitholders may be subject to an alternate basic tax on certain fund distributions. Puerto Rico entities taxed as corporations are entitled to claim a deduction of 85% of the amount received as dividends, but no greater than 85% of the corporation’s net income. Fund unitholders are advised to consult their own tax advisers.

Dividends and Distributions to Unitholders

Each Portfolio intends to distribute to its unitholders substantially all of such Portfolio’s net investment income; provided, however, that such Portfolio may elect to distribute less of its net investment income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of such Portfolio’s unitholders. Such distributions, if any, shall be paid by the Fund on no less than an annual basis. Distributions on units will be reinvested automatically in full or fractional units of the same Portfolio at the NAV per unit determined on the ex-dividend date.

Units Subscriptions and Redemptions

The Fund intends to offer two classes of units of Common Stock: Class A units and Class L units. Units are generally sold at their NAV, which is determined daily after the close of trading on the NYSE (or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day). In the event that at any time there are no issued and outstanding units of a particular class of a Portfolio of the Fund, units of such class of such Portfolio will be sold at $10.00 per unit. Once any units of such class of such Portfolio are sold

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

and the proceeds are invested, and so long as any units of such class of such Portfolio are outstanding, all future sales of units of such class of such Portfolio shall be sold at NAV. Assuming that there are outstanding units of each class for each Portfolio, (i) Class A units are sold at NAV with an initial sales charge of up to 5.00% and are only available to investors investing more than $5,000, with a minimum of $500 in a given Portfolio and are subject to a minimum balance requirement of $500 in a given Portfolio and (ii) Class L units are sold at NAV with no initial sales charge and are available to investors investing more than $1,000,000, with a minimum of $500 in a given Portfolio, and are subject to a minimum balance requirement of $500 in a given Portfolio. Subsequent purchases of Class A and Class L units in a given Portfolio must be made in amounts of at least $100.

No redemption fees were collected from Class A and Class L for the fiscal year ended March 31, 2026.

Long Futures Contracts

Long futures contracts provide for the future exchange of a specified security at a specified future time and at a specified price. Stock index long futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial long futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (i.e., initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss which includes the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. There are several risks accompanying the utilization of long futures contracts. First, positions in long futures contracts may be closed only on an exchange. While the Fund plans to utilize long futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

Furthermore, because, by definition, long futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close long futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in long futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a long futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of long futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Long futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of long futures positions and subjecting some long futures trades to substantial losses.

The Portfolios enter into stock index long futures contracts that are traded on public exchanges. By investing in long futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the Portfolios that approximates the result that might be achieved by investing the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and investing the assets of the Equity Portion in the assets selected by the sub-advisers or the Investment Adviser, as the case may be.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Operating Segments

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and asses its performance, and has discrete financial information available. The Asset Liability Committee (ALCO) of the Fund’s Investment Adviser acts as the Fund’s CODM. Since its commencement, the Fund operates and is managed as a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic portfolio allocation is pre-determined in accordance with the term of its prospectus, based on a defined investment strategy which is executed by the portfolio managers as a team.

The financial information in the form of the Fund’s portfolio investments, geographic allocation, leverage, net investment income, total return, expense ratio and changes in net assets resulting from operations, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment is consistent with that presented within the Fund’s Financial Statements. The Accounting policies of the Fund are consistent with those described in these Notes to Financial Statement. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Other

Investment transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Realized gains and losses on investment transactions are determined on the average cost method for the long futures contracts, equity securities, and exchange traded funds. Interest income is accrued on a daily basis, except when collection is not expected. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Dividends received from entities outside Puerto Rico are presented net of any applicable withholding taxes.

Income and expenses of each Portfolio, other than class-specific expenses, and realized and unrealized gains and losses on investments, are allocated daily to each class of units based upon the NAV of outstanding units of each class at the beginning of the day. Fund expenses are allocated between each Portfolio based upon the total assets of each Portfolio.

2.	Investment Advisory, Administrative, Custodian, Distribution, Unit Holder Servicing, and Transfer Agency Agreements, and Other Transactions with Affiliates

Investment Advisory Fees

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser to provide investment advisory services to the Fund in exchange for a fee not to exceed 1.00% of each Portfolio’s average weekly net assets. UBS AMPR provides day-to-day management of the Puerto Rico Securities Portion of each Portfolio. With respect to the Equity Portion of each Portfolio, which consists entirely of non-Puerto Rico securities, the Fund has entered into investment sub-advisory agreements with various sub-advisers.

The sub-advisers for the Equity Portion of each Portfolio are the following:

Portfolios	Portfolio Manager
International Portfolio I	Cambiar Investors, LLC
Large Cap Core Portfolio I	Atalanta Sosnoff Capital, LLC
Large Cap Growth Portfolio I	Winslow Capital Management, LLC
Large Cap Value Portfolio I	The London Company of Virginia, LLC
Mid Cap Core Portfolio I	The London Company of Virginia, LLC
Small Cap Core Portfolio I	Cambiar Investors, LLC

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

These sub-advisers are responsible for the day-to-day investment management of the Equity Portion of each Portfolio. From the total advisory fee, the Investment Adviser pays the sub-advisers a fee in accordance with the terms of the respective sub-advisory agreements.

For the fiscal year ended March 31, 2026, gross, waived, and net investment advisory fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$22,304	$72,946	$92,481	$64,549
Fees waived by Investment Adviser	(13,382)	(43,767)	(55,487)	(38,730)

Net fees	$8,922	$29,179	$36,994	$25,819

Effective annual rate	0.40%	0.40%	0.40%	0.40%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$45,946	$23,857
Fees waived by Investment Adviser	(27,568)	(14,314)

Net fees	$18,378	$9,543

Effective annual rate	0.40%	0.40%

Administration Fees

UBSTC also provides administrative, custody, and transfer agency services (collectively “Administration Fees”) pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. The transfer agent has engaged BNY Mellon Investment Servicing US Inc. (“BNYM”) to act as recordkeeping and shareholder servicing agent for the Fund. The compensation paid by the Fund to the transfer agent under the Transfer Agency, Registrar, and Shareholder Servicing Agreement is equal to the compensation that the transfer agent is required to pay to BNYM, from time to time, for services to the Fund. UBSTC provides facilities and personnel to the Fund for the performance of Administrator duties. The administration fees will not exceed 0.15% of the Portfolio’s average weekly net assets. For the fiscal year ended March 31, 2026, gross, waived, and net administration fees, calculated as a percentage of average weekly net assets, are indicated below:

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$3,364	$10,973	$13,954	$9,730
Fees waived by Administrator	(3,364)	(10,973)	(13,954)	(9,730)

Net fees	$-	$-	$-	$-

Effective annual rate	0.00%	0.00%	0.00%	0.00%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$6,917	$3,607
Fees waived by Administrator	(6,917)	(3,607)

Net fees	$-	$-

Effective annual rate	0.00%	0.00%

Expense Limitation Agreement

UBSTC and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby UBSTC agrees to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund (subject to future reimbursement by the Fund), including but not limited to shareholder services, custodial and transfer agency fees, legal, regulatory, and accounting fees, printing costs, and registration fees, but excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions acquired fund fees and expenses and extraordinary expenses (collectively, the “Other Expenses”) to the extent necessary to maintain the Fund’s total annual fund operating expenses less Other Expenses at a level which is no greater than 1.75% of the daily gross assets attributable to the various classes. UBSTC shall be entitled to recoup such amounts as such time as the net total expenses for the Fund fall below the expense limitation for the annual period, provided that (i) such recoupment does not cause the Fund’s net total expenses to exceed (a) the expense limitation at the time the fees are waived or (b) the expense limitation in effect at the time of such reimbursement and (ii) the recoupment is made within three years of the date as of which UBSTC reduced its compensation and/or assumed the expense. For the fiscal year ended March 31, 2026, prior year expenses were recouped as follows: $156 for the Large Cap Core Portfolio and $5,610 for the Large Cap Growth Portfolio. The excess expenses potentially reimbursable by UBSTC at March 31, 2026, are approximately $480,000 and are distributed as reflected in the table that follows. The Expense Limitation Agreement is effective through June 30, 2026, and may be renewed for successive one-year periods.

International Portfolio I	03/31/27	03/31/28	03/31/29	Large Cap Core Portfolio I	03/31/27	03/31/28	03/31/29

Class A units	$43,006	$22,769	$26,026	Class A units	$32,825	$2,735	$11,819
Class L units	-	-	-	Class L units	14,695	1,467	7,808

Total	$43,006	$22,769	$26,026		$47,520	$4,202	$19,627

Large Cap Growth Portfolio I	03/31/27	03/31/28	03/31/29	Large Cap Value Portfolio I	03/31/27	03/31/28	03/31/29
Class A units	$36,598	$5,453	$13,976	Class A units	$29,046	$6,433	$14,902
Class L units	13,710	2,393	6,681	Class L units	10,510	2,658	6,685

Total	$50,308	$7,846	$20,657		$39,556	$9,091	$21,587

Mid Cap Core Portfolio I	03/31/27	03/31/28	03/31/29	Small Cap Core Portfolio I	03/31/27	03/31/28	03/31/29
Class A units	$27,389	$8,311	$14,819	Class A units	$42,191	$17,698	$27,545
Class L units	16,150	4,457	8,724	Class L units	-	-	-

Total	$43,539	$12,768	$23,543		$42,191	$17,698	$27,545

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

The net effect of the Expense Limitation Agreement was to decrease the operating expenses of the Fund and increase net investment income for the fiscal year ended March 31, 2026.

Directors’ Fees

The six independent directors of the Fund’s Board are paid based upon an agreed fee of $1,000 per fund for attendance at each quarterly Board meeting, $500 for attendance at a special Board meeting, and $500 per fund for each Audit Committee meeting. For the fiscal year ended March 31, 2026, the independent directors of the Fund were paid an aggregate compensation and expenses of $31,220. The Directors fee payable amounted to approximately $6,000 as of March 31, 2026.

Other Transactions

During the fiscal year ended March 31, 2026, all purchases and sales of equity securities were investments in unaffiliated parties.

Affiliate-Other:

The Fund has cash due from UBSTC amounting to $5,069,858, consisting of a cash portion that is invested in an overnight swift account for operational purposes, as follows:

Portfolio	Due from affiliate
International Portfolio I	$377,173
Large Cap Core Portfolio I	1,075,379
Large Cap Growth Portfolio I	1,401,083
Large Cap Value Portfolio I	1,052,716
Mid Cap Core Portfolio I	683,328
Small Cap Core Portfolio I	480,179

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

3.	Unit Transactions

Unit transactions for the fiscal years ended March 31, 2026, and March 31, 2025, were as follows:

International Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2026		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(58,570)	(647,601)	(22,010)	(229,177)
Units Reinvested	40	452	432	4,526
Net decrease from capital share transactions	(58,530)	$(647,149)	(21,578)	$(224,651)

Large Cap Core Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2026		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(15,506)	(740,923)	(21,418)	(932,556)
Net decrease from capital share transactions	(15,506)	$(740,923)	(21,418)	$(932,556)

Large Cap Growth Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2026		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(10,269)	(570,254)	(10,585)	(553,691)
Net decrease from capital share transactions	(10,269)	$(570,254)	(10,585)	$(553,691)

Large Cap Value Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2026		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(8,169)	(225,612)	(19,094)	(498,257)
Units Reinvested	84	2,327	338	8,549
Net decrease from capital share transactions	(8,085)	$(223,285)	(18,756)	$(489,708)

Class L:
Units Sold	-	$-	-	$-
Units Redeemed	-	-	-	-
Units Reinvested	43	1,152	152	3,710
Net decrease from capital share transactions	43	$1,152	152	$3,710

Mid Cap Core Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2026		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(3,425)	(150,737)	(7,431)	(331,524)
Net decrease from capital share transactions	(3,425)	$(150,737)	(7,431)	$(331,524)

Small Cap Core Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2026		March 31, 2025
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(4,666)	(143,286)	(19,095)	(569,565)
Net decrease from capital share transactions	(4,666)	$(143,286)	(19,095)	$(569,565)

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Since April 2016, there are no Class L units outstanding for the International Portfolio I. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

Since December 2018, there are no Class L units outstanding for the Small Cap Core Portfolio. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

4. Securities Transactions

The cost of portfolio securities purchased and proceeds from sales of portfolio securities for the fiscal year ended March 31, 2026, were as follows:

Portfolios	Purchases	Sales

International Portfolio I	892,432	1,279,768
Large Cap Core Portfolio I	3,432,353	3,291,697
Large Cap Growth Portfolio I	9,717,584	9,107,751
Large Cap Value Portfolio I	859,171	840,072
Mid Cap Core Portfolio I	464,948	582,735
Small Cap Core Portfolio I	905,498	1,028,003

5. Long Futures Contracts

The Fund engaged in the following transactions as of March 31, 2026, related to long futures contracts:

International Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2025	3	$364,260	$(1,350)	$-	$2,880
Purchases	6	831,635
Sales	(8)	(1,048,095)

Balance at end of the year*	1	$147,800	$(2,475)	$4,980	$-
* At March 31, 2026, the Portfolio had 1 Equity Index E-Mini MSCI EAFE long futures contracts that expire on June 19, 2026.

Large Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2025	3	$850,696	$(3,683)	$5,475	$-
Purchases	9	2,953,402
Sales	(10)	(3,120,293)

Balance at end of the year*	2	$683,805	$(26,155)	$19,625	$-
* At March 31, 2026, the Portfolio had 2 Equity Index E-Mini S&P 500 long futures contracts that expire on June 19, 2026.

Large Cap Growth Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2025	6	$1,099,800	$660	$1,740	$-
Purchases	15	3,397,885
Sales	(18)	(3,809,875)

Balance at end of the year*	3	$687,810	$(38,940)	$23,415	$-
* At March 31, 2026, the Portfolio had 3 Equity Index Russell 1000 Mini long futures contracts that expire on June 18, 2026.

Large Cap Value Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2025	10	$905,125	$26,975	$9,100	$-
Purchases	29	2,905,513
Sales	(34)	(3,273,313)

Balance at end of the year*	5	$537,325	$(8,250)	$11,050	$-
* At March 31, 2026, the Portfolio had 5 Equity Index Russell 1000 Mini long futures contracts that expire on June 18, 2026.

Mid Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liability
Balance at March 31, 2025	2	$589,410	$(1,710)	$2,340	$-
Purchases	5	1,623,765
Sales	(6)	(1,868,145)

Balance at end of the year*	1	$345,030	$(4,840)	$10,680	$-
* At March 31, 2026, the Portfolio had 1 Equity Index E-Mini S&P Midcap 400 long futures contracts that expire on June 18, 2026.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Small Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liability
Balance at March 31, 2025	4	$408,000	$(2,700)	$-	$1,100
Purchases	8	947,926
Sales	(11)	(1,227,568)
Balance at end of the year*	1	$128,358	$(2,583)	$4,620	$-
* At March 31, 2026, the Portfolio had 1 Equity Index Russell 2000 Mini long futures contracts that expire on June 18, 2026.

The following table represents the average underlying notional amount of long futures contracts during the year:

Portfolio	Average Notional Amount
International Portfolio I	$260,634
Large Cap Core Portfolio I	791,252
Large Cap Growth Portfolio I	961,729
Large Cap Value Portfolio I	820,755
Mid Cap Core Portfolio I	469,919
Small Cap Core Portfolio I	301,603

The long futures contracts for each Portfolio are managed by UBS AMPR. These long futures contracts are equity contracts. The following tables present the effect of long futures contracts on the Statement of Operations for the fiscal year ended March 31, 2026, by underlying risk exposure:

Amount of net realized gain (loss) and unrealized net appreciation (depreciation) on long futures contracts recognized in income:

Portfolio	Risk Exposure	Derivative Contract	Net Realized Gain (Loss)	Change in Unrealized Net Appreciation (Depreciation)
International Portfolio I	Equity Index	Futures contract	$53,254	$(1,125)
Large Cap Core Portfolio I	Equity Index	Futures contract	140,945	(22,472)
Large Cap Growth Portfolio I	Equity Index	Futures contract	225,375	(39,600)
Large Cap Value Portfolio I	Equity Index	Futures contract	123,263	(35,225)
Mid Cap Core Portfolio I	Equity Index	Futures contract	77,435	(3,130)
Small Cap Core Portfolio I	Equity Index	Futures contract	74,122	117

The following table presents the amount of cash pledged as collateral for futures contracts on the Statement of Assets and Liabilities as of March 31, 2026:

Portfolio	Cash Restricted for Future Contracts
International Portfolio I	$52,206
Large Cap Core Portfolio I	155,680
Large Cap Growth Portfolio I	186,823
Large Cap Value Portfolio I	116,775
Mid Cap Core Portfolio I	89,664
Small Cap Core Portfolio I	60,526

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

6. Concentration of Risk

Concentration of risk that arises from financial instruments exists for groups of investments or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The major concentration of risk arises from the Fund’s investment securities in relation to the location of the issuers or the industries they are engaged in. The concentration by location of issuers and by industries is shown in the Schedule of Investments. At March 31, 2026, the Fund had cash due from UBSTC consisting of a time deposit open account with Citibank Puerto Rico with an aggregate market value as follows:

Portfolios	Puerto Rico Investments	% of Net Assets

International Portfolio I	$377,173	17.82%
Large Cap Core Portfolio I	1,075,379	15.39%
Large Cap Growth Portfolio I	1,401,083	16.41%
Large Cap Value Portfolio I	1,052,716	15.73%
Mid Cap Core Portfolio I	683,328	15.29%
Small Cap Core Portfolio I	480,179	19.42%

These deposits were issued by entities located in Puerto Rico and are not guaranteed by the U.S. government or any of its subdivisions. However, they are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000.

Each Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (i.e.; the “Puerto Rico Securities Portion”), and such investments will normally consist of cash equivalents. Therefore, the Fund is more susceptible to factors affecting issuers of Puerto Rico securities than an investment company that is not concentrated in Puerto Rico securities to such degree. However, if any Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers (i.e., the 50 States comprising the United States) which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders.

Common stocks and other similar equity securities generally are the riskiest investments in a company and they fluctuate in value more than bonds. A Portfolio could lose all of its investment in a company’s stock.

Certain entities or individuals currently may own (beneficially or of record) or control 5% or more of the units of the International Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Large Cap Value Portfolio I, Mid Cap Core Portfolio I, and Small Cap Core Portfolio I. Redemptions by these entities or individuals of their holdings in one or more of these Portfolios may impact such Portfolio’s liquidity and NAV. These redemptions may also force such Portfolio to sell securities.

7. Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

Each Portfolio intends to invest up to 80% of its total assets in common stocks and other equity securities of U.S. or foreign companies and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities issued by Puerto Rico entities. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of each Portfolio directly.

Securities held in each Portfolio may be issued by Puerto Rico or U.S. issuers; generally the Portfolios invest primarily in securities of U.S. issuers, with the exception of the International Portfolio I, which primarily invests

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

in sponsored or unsponsored American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and foreign stocks.

Each Portfolio may make certain short-term high-quality investments of up to 100% of its assets for temporary or defensive purposes, subject to certain conditions. Temporary investments of each Portfolio will be invested in money market funds or other temporary investments and may lend its securities to qualified buyers. Each Portfolio also may invest in repurchase agreements, derivative instruments, and when issued and delayed delivery securities with respect to its Puerto Rico Securities Portion. In addition, the Fund, on behalf of a Portfolio, may borrow money in an amount up to 5% of such Portfolio’s total assets for temporary purposes and to meet redemptions.

8. Components of Distributable Earnings (Accumulated Losses)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities was as follows:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Cost of Investments	$1,371,696	$3,565,054	$5,862,385	$3,336,973

Gross appreciation	$348,759	$2,007,868	$1,215,670	$2,254,417
Gross depreciation	(110,989)	(85,425)	(98,628)	(90,805)

Net appreciation (depreciation)	237,770	1,922,443	1,117,042	2,163,612

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Cost of Investments	$3,074,278	$1,607,794

Gross appreciation	$868,269	$309,590
Gross depreciation	(310,379)	(160,042)

Net appreciation (depreciation)	557,890	149,548

The Fund’s policy, as stated in the Prospectus, is to distribute substantially all net income. In order to maintain a stable level of dividends, however, the Fund may at times pay more or less the net income earned in a particular year.

The undistributed net income (loss) and components of total distributable (accumulated losses) for the fiscal years ended March 31, 2026, and March 31, 2025, were as follows:

March 31, 2026:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the period	$29,809	$(846,146)	$(1,655,228)	$(82,706)
Accumulated net realized gain (loss) from investment and futures	381,710	5,937,579	9,112,762	4,615,789
Unrealized net appreciation (depreciation) from investment and futures	235,295	1,896,290	1,078,103	2,155,362

Total Distributable Earnings (Accumulated Loss)	$646,814	$6,987,723	$8,535,637	$6,688,445

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the period	$(836,309)	$(591,860)
Accumulated net realized gain (loss) from investment and futures	4,750,315	2,916,464
Unrealized net appreciation (depreciation) from investment and futures	553,049	146,964

Total Distributable Earnings (Accumulated Loss)	$4,467,055	$2,471,568

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

March 31, 2025:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the year	$36,842	$(762,081)	$(1,523,747)	$(80,904)
Accumulated net realized gain (loss) from investment and futures	100,446	5,571,258	8,275,582	4,606,246
Unrealized net appreciation (depreciation) from investment and futures	282,973	1,952,981	1,563,049	1,727,437

Total Distributable Earnings (Accumulated Loss)	$420,261	$6,762,158	$8,314,884	$6,252,779

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the year	$(796,090)	$(571,989)
Accumulated net realized gain (loss) from investment and futures	4,815,790	2,882,473
Unrealized net appreciation (depreciation) from investment and futures	427,992	(43,885)

Total Distributable Earnings (Accumulated Loss)	$4,447,692	$2,266,599

9. Risks and Uncertainties

The Fund and its Portfolios are exposed to various types of risks, such as portfolio manager oversight, conflict of interest, equity, geographic concentration, industry concentration, futures, fixed income securities, non-diversification, fund of funds and bankruptcy risks, among others. This list is qualified by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. Each Portfolio’s investments may be adversely affected by the performance of U.S., international and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general.

Puerto Rico and other countries and regions in which the Fund may invest are susceptible to natural disasters (e.g., fire, flood, earthquake, storm and hurricane) and epidemics/pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or an epidemic/pandemic could, directly or indirectly, adversely affect and severely disrupt the business operations, economies and financial markets of many countries (even beyond the site of the natural disaster or epidemic/pandemic) and could adversely affect the Fund’s investment program or the Investment Adviser’s ability to do business. In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests, where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business. Other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared) could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Portfolios. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. A pandemic or any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Portfolios. To the extent the Portfolios are overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Managers selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall benefit of an investment in the Fund also may depend on the investor’s choices among the Portfolios.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolios, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Managers also may have interests in, or business relationships with, a company in which the Portfolio invests, and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are more risky investments in a company and they fluctuate in value more than bonds. The Portfolios could lose all of their investment in a company’s stock.

Foreign Securities Risk. The International Portfolio I invests primarily in ADRs representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable Portfolio will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolios invest in other Puerto Rico securities, they will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolios could cause significant fluctuations in the Portfolios’ NAV. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolios may experience greater price volatility than if they held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolios in such securities is subject to their availability in the open market.

Futures. The Portfolios may invest a portion of their Equity Portion in futures contracts in the relevant stock index for each Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolios plan to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolios may use financial instruments referred to as derivatives with respect to their respective Puerto Rico Securities Portion, which derive their value from another security, a commodity (such as gold or oil), or an index (a measure of value or rates). The Portfolios’ investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolios. For example, investments in derivatives linked to an equities or commodities index may subject a Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If a Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value at-risk. To ensure compliance with this Rule, the Fund has adopted policies and procedures as a limited derivatives user. This Fund limits its derivative exposure to 10% of its net assets, therefore, will not be required to adopt a full derivative risk management program and would not be subject to the Rule 18f-4’s Board oversight and reporting requirements. The Fund still must adopt policies and procedures reasonably designed to manage the Fund’s level of derivatives risk. Also, the Fund should be required to manage its derivatives risk, including, but not limited to, leverage risk, market risk, liquidity risk, counterparty risk, operational risk, legal risk, and any risks that the Investment Adviser deems material. Such risk management includes daily monitoring of the Fund’s derivatives exposure.

Credit and Interest Rate Risks. Each Portfolio is authorized with respect to its Puerto Rico Securities Portion to invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolios may invest in preferred stock and subordinated debt of Puerto Rico issuers that may be unrated or rated below investment grade, provided that either (i) the issuer of such preferred stock or subordinated debt has senior unsecured debt rated investment grade by a nationally recognized statistical rating organization or (ii) if such issuer does not have senior unsecured debt rated investment grade, the Fund’s Investment Adviser or sub-advisers determine that such issuer’s senior unsecured debt is of comparable credit quality. The Portfolios also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser or sub-advisers determine to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of each Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of a Portfolio’s investments in bonds will fall as a result.

Illiquid Securities Risk. The Portfolios may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that an investor has the exclusive right to the assets, income, and profits from the Portfolio(s) in which it invests, and only bear the expenses, deductions, and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to affect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2026

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolios independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolios at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Mid and Small Cap Company Risk. The Mid Cap Core Portfolio I and the Small Cap Core Portfolio I may invest to a significant degree in common stocks of mid and small cap companies, respectively. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

Russia-Ukraine Conflict Risk. The Russian Federation invaded Ukraine on February 24, 2022. Geopolitical tensions have risen significantly in response and the United States, the United Kingdom, European Union member states, and other countries have imposed economic sanctions on the Russian Federation, parts of Ukraine, as well as various designated parties. As further military conflicts and economic sanctions continue to evolve, it has become increasingly difficult to predict the impact of these events or how long they will last. Depending on direction and timing, the Russian Federation-Ukraine conflict may significantly exacerbate the normal risks associated with the Fund and its Portfolios, and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) shipping and transportation costs and supply chain constraints; (iii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iv) demand for investments; (v) available credit in certain markets; (vi) import and export activity from certain markets; and (vii) laws, regulations, treaties, pacts, accords, and governmental policies. Economic and military sanctions related to the Russian Federation-Ukraine conflict, or other conflicts, have the potential to gravely impact markets, global supply and demand, import/export policies, and the availability of labor in certain markets. There is no guarantee that such sanctions and economic actions will abate or that more restrictive measures will not be put in place in the near term. Moreover, it is expected that the Russian Federation-Ukraine military conflict could spark further sanctions and/or military conflicts which will impact other regions. The foregoing could seriously impact the Fund’s operations, its ability to realize its investment objectives in a timely manner, and the performance of the Portfolios.

10. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not had prior claims or losses for indemnifications and expects the risk of loss to be remote.

11. Subsequent Events

Events and transactions from April 1, 2026, through May 28, 2026 (the date the financial statements were available to be issued), have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s financial statements through this date, except as disclosed below:

Dividends:

On May 18, 2026, the Board declared an ordinary net investment gain dividend in the issued and outstanding Class A and Class L units of the Fund. Refer to table below for a detail of dividends declared:

	Class A		Class L
	Amount	Per Unit	Amount	Per Unit
Large Cap Value Portfolio I	$1,929	$0.01380	$872	$0.012430

The dividends declared above were subject to a 15% tax withholding and the net after tax dividend will be paid on May 28, 2026, to the holders of record of the issued and outstanding Class A and Class L units of the respective Portfolio on May 18, 2026.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Multi-Select Securities Fund for Puerto Rico Residents

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of International Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Large Cap Value Portfolio I, Mid Cap Core Portfolio I, and Small Cap Core Portfolio I (the six funds constituting the Multi-Select Securities Fund for Puerto Rico Residents, hereafter referred to as the “Trust”), including the schedule of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust at March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

May 28, 2026

OTHER INFORMATION (Unaudited)

Unitholder Meeting

The overall management of the business and affairs of the Fund is vested with UBS Trust Company of Puerto Rico, as the trustee of the Fund (the “Trustee”) and the Board of Directors. The Fund does not hold annual or other regular meetings of unitholders for the purpose of electing directors or otherwise. The unitholders do not have the right to elect directors, except if less than 50% of all directors then holding office shall have been initially designated to such office by the Trustee or elected to such office by the holders of the outstanding units of the Fund. At such election meeting, directors shall be elected to succeed those directors who have been elected by the Board of Directors since the previous election meeting, so that at least 66 2/3% of the Directors holding office shall have been elected by the unitholders.

At inception of the Fund, the initial members of the Board of Directors were appointed by the Trustee and UBS Financial Services Inc. Subsequently, upon the occurrence of any vacancy and in accordance with the Fund’s Deed of Trust, as amended, such vacancy was filled by appointment by a majority of the remaining members of the Board of Directors or, if an independent director, by appointment by a majority of the remaining independent directors, or by unitholders when so required by the Deed of Trust.

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico) LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Agustín Cabrer-Roig

Independent Director

Carlos Nido

Independent Director

Gabriel Pagán Pedrero

Independent Director

Luis M. Pellot-González

Independent Director

Clotilde Pérez

Independent Director

Jorge I. Vallejo

Independent Director

Carlos V. Ubiñas

Interested Director, Chairman of the Board and President

José Grau

Treasurer

Heydi Cuadrado

Assistant Treasurer and Vice President

Edward Ramos

Vice President

María Vilaro

Vice President

Liana Loyola, Esq.

Secretary

Luz Nereida Colón

Chief Compliance Officer

Remember that:

•	Mutual Fund’s units are not bank deposits or FDIC insured.
•	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
•	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

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Multi-Select Securities Fund for Puerto Rico Residents

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to directors, officers, and others of open-end investment companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which unitholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)  The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

(b)  There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)  Not applicable.

(b)  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a)  Not applicable.

(b)  Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(c)	Disclosure pursuant to Section 13(r) of the 1934 Act is filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
Principal Executive Officer

Date:	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
Principal Executive Officer

Date:	June 5, 2026

By:	/s/ José Grau
José Grau
Principal Financial Officer

Date:	June 5, 2026